UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRs

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: July 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Equity Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 100.0%
United States — 100.0%
SPDR S&P 500 ETF Trust 100.0%		752	$203

Total Exchange Traded Fund (Cost $100) ($ Thousands)			203

Total Investments — 100.0% (Cost $100)($ Thousands)			$203

Percentages are based on a Net Assets of $203 ($ Thousands).

ETF — Exchange Traded Fund

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

As of January 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1, Level 2 assets and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

As of January 31, 2019, the Fund was not an active component of the Adviser Managed Strategy. See Note 1 – Organization in Notes to Financial Statements.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended January 31, 2019 ($ Thousands):

Security Description	Value 7/31/18	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value 1/31/19	Income
SEI	$462	$—	$(361)	$(11)	$(90)	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	—	1,700,000	(1,700,000)	—	—	—	97

Totals	$462	$1,700,000	$(1,700,361)	$(11)	$(90)	$—	$97

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.9%

Communication Services — 2.7%
21st Century Fox America
6.650%, 11/15/2037	$100	$132
6.150%, 02/15/2041	50	63
4.500%, 02/15/2021	100	102
3.000%, 09/15/2022	100	100
Acosta
7.750%, 10/01/2022 (A)	130	18
Activision Blizzard
3.400%, 09/15/2026	50	48
2.300%, 09/15/2021	30	29
Alphabet
3.625%, 05/19/2021	100	103
1.998%, 08/15/2026	50	46
Altice Financing
7.500%, 05/15/2026 (A)	425	403
6.625%, 02/15/2023 (A)	100	100
Altice France
8.125%, 02/01/2027 (A)	200	196
7.375%, 05/01/2026 (A)	450	434
6.250%, 05/15/2024 (A)	225	221
Altice Luxembourg
7.750%, 05/15/2022 (A)	150	145
7.625%, 02/15/2025 (A)	250	213
AMC Entertainment Holdings
5.750%, 06/15/2025	38	35
AMC Networks
5.000%, 04/01/2024	50	50
4.750%, 08/01/2025	105	101
America Movil
6.375%, 03/01/2035	100	120
6.125%, 03/30/2040	100	121
5.000%, 03/30/2020	50	51
AT&T
6.000%, 08/15/2040	100	108
5.700%, 03/01/2057	250	255
5.650%, 02/15/2047	50	52
5.450%, 03/01/2047	100	102
5.250%, 03/01/2037	50	51
5.150%, 03/15/2042	150	147
5.150%, 02/15/2050	200	194
4.900%, 08/15/2037	100	97
4.500%, 05/15/2035	150	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 06/15/2045	$100	$88
4.250%, 03/01/2027	150	152
4.100%, 02/15/2028	116	115
3.950%, 01/15/2025	100	101
3.800%, 03/01/2024	50	51
3.400%, 05/15/2025	150	147
3.200%, 03/01/2022	90	90
Baidu
4.375%, 03/29/2028	100	100
Bell Canada
4.464%, 04/01/2048	15	15
Block Communications
6.875%, 02/15/2025 (A)	50	51
British Telecommunications
9.625%, 12/15/2030	150	209
CBS
5.500%, 05/15/2033	75	78
4.000%, 01/15/2026	35	35
3.500%, 01/15/2025	100	97
CCO Holdings
5.875%, 04/01/2024 (A)	417	428
5.750%, 02/15/2026 (A)	200	203
5.500%, 05/01/2026 (A)	200	199
5.125%, 05/01/2027 (A)	265	256
5.000%, 02/01/2028 (A)	279	265
4.000%, 03/01/2023 (A)	43	42
CenturyLink
7.500%, 04/01/2024	100	102
Charter Communications Operating
6.834%, 10/23/2055	35	38
6.484%, 10/23/2045	165	178
6.384%, 10/23/2035	50	53
5.750%, 04/01/2048	50	50
5.375%, 04/01/2038	100	96
5.375%, 05/01/2047	35	33
4.908%, 07/23/2025	150	154
4.464%, 07/23/2022	50	51
3.750%, 02/15/2028	100	93
3.579%, 07/23/2020	55	55
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	116
Comcast
4.950%, 10/15/2058	25	26
4.700%, 10/15/2048	40	42
4.600%, 10/15/2038	55	57
4.600%, 08/15/2045	100	102
4.400%, 08/15/2035	50	50
4.250%, 10/15/2030	25	26
4.250%, 01/15/2033	100	102
4.150%, 10/15/2028	70	72
3.900%, 03/01/2038	100	95
3.700%, 04/15/2024	55	56

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 10/01/2021	$65	$66
3.400%, 07/15/2046	100	85
3.375%, 02/15/2025	150	151
3.375%, 08/15/2025	65	65
3.300%, 02/01/2027	100	98
3.200%, 07/15/2036	100	87
2.750%, 03/01/2023	100	99
Consolidated Communications
6.500%, 10/01/2022	50	46
Deutsche Telekom International Finance
8.750%, 06/15/2030	100	134
Discovery Communications
6.350%, 06/01/2040	100	107
5.200%, 09/20/2047	60	57
3.950%, 03/20/2028	60	57
3.800%, 03/13/2024	100	99
DISH DBS
5.875%, 11/15/2024	360	298
Electronic Arts
4.800%, 03/01/2026	50	52
3.700%, 03/01/2021	50	51
Fox
5.576%, 01/25/2049 (A)	25	27
5.476%, 01/25/2039 (A)	10	10
4.709%, 01/25/2029 (A)	40	42
4.030%, 01/25/2024 (A)	25	25
Frontier Communications
11.000%, 09/15/2025	370	238
10.500%, 09/15/2022	210	150
8.500%, 04/01/2026 (A)	145	132
6.875%, 01/15/2025	100	53
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	60	65
Gray Television
7.000%, 05/15/2027 (A)	35	36
5.875%, 07/15/2026 (A)	125	123
5.125%, 10/15/2024 (A)	100	97
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	97
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	95	89
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	160	167
8.500%, 10/15/2024 (A)	295	298
8.000%, 02/15/2024 (A)	200	208
Koninklijke
8.375%, 10/01/2030	50	66
Level 3 Financing
5.375%, 08/15/2022	100	101
5.375%, 05/01/2025	50	49
5.250%, 03/15/2026	100	97
5.125%, 05/01/2023	250	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Level 3 Parent
5.750%, 12/01/2022	$100	$100
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	113
Midcontinent Communications
6.875%, 08/15/2023 (A)	75	77
NBCUniversal Media
5.950%, 04/01/2041	100	119
5.150%, 04/30/2020	50	51
Netflix
6.375%, 05/15/2029 (A)	200	206
5.875%, 02/15/2025	138	143
5.875%, 11/15/2028 (A)	220	223
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	82	79
Nokia
4.375%, 06/12/2027	25	24
3.375%, 06/12/2022	120	118
Omnicom Group
3.600%, 04/15/2026	100	97
Orange
9.000%, 03/01/2031	100	141
5.500%, 02/06/2044	25	28
Rogers Communications
5.000%, 03/15/2044	100	106
4.300%, 02/15/2048	40	39
2.900%, 11/15/2026	100	93
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	208
5.375%, 07/15/2026 (A)	157	156
5.000%, 08/01/2027 (A)	260	251
Sprint
7.875%, 09/15/2023	400	425
7.625%, 02/15/2025	200	209
7.625%, 03/01/2026	100	104
Telefonica Emisiones
7.045%, 06/20/2036	100	118
5.134%, 04/27/2020	100	102
4.895%, 03/06/2048	150	140
4.665%, 03/06/2038	150	140
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	200	189
Telesat Canada
8.875%, 11/15/2024 (A)	120	126
TELUS
4.600%, 11/16/2048	25	25
T-Mobile USA
6.500%, 01/15/2026	150	159
6.375%, 03/01/2025	300	311
6.000%, 03/01/2023	200	205
5.375%, 04/15/2027	100	101
4.750%, 02/01/2028	100	96

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 02/01/2026	$160	$156
0.000%, 03/01/2023	200	–
0.000%, 01/15/2024	150	–
0.000%, 03/01/2025	535	–
0.000%, 01/15/2026	610	–
Tribune Media
5.875%, 07/15/2022	100	102
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	193
Verizon Communications
4.812%, 03/15/2039	100	102
4.522%, 09/15/2048	153	149
4.500%, 08/10/2033	100	102
4.329%, 09/21/2028	156	161
4.125%, 08/15/2046	50	46
3.376%, 02/15/2025	100	100
3.125%, 03/16/2022	100	100
2.625%, 08/15/2026	150	140
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	106	102
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	50	48
5.850%, 09/01/2043	100	102
4.250%, 09/01/2023	25	25
Videotron
5.375%, 06/15/2024 (A)	100	104
Virgin Media Secured Finance
5.250%, 01/15/2026 (A)	250	246
Vodafone Group
6.150%, 02/27/2037	100	109
5.250%, 05/30/2048	75	73
5.000%, 05/30/2038	40	39
4.375%, 05/30/2028	70	70
4.125%, 05/30/2025	25	25
3.750%, 01/16/2024	45	45
Walt Disney
3.000%, 02/13/2026	100	99
Walt Disney MTN
4.125%, 06/01/2044	125	127
3.000%, 07/30/2046	50	42
2.350%, 12/01/2022	50	49
2.300%, 02/12/2021	100	99
1.800%, 06/05/2020	50	50
Wind Tre
5.000%, 01/20/2026 (A)	200	165
Windstream Services
9.000%, 06/30/2025 (A)	87	65
8.625%, 10/31/2025 (A)	125	118
WTT Investment
5.500%, 11/21/2022 (A)	200	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zayo Group
6.375%, 05/15/2025	$200	$195
6.000%, 04/01/2023	70	70
5.750%, 01/15/2027 (A)	75	73
Ziggo BV
6.000%, 01/15/2027 (A)	200	184
5.500%, 01/15/2027 (A)	150	142

		21,154

Consumer Discretionary — 2.9%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	300	290
4.625%, 01/15/2022 (A)	100	100
4.250%, 05/15/2024 (A)	150	145
24 Hour Fitness Worldwide
8.000%, 06/01/2022 (A)	75	74
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	150
Advance Auto Parts
4.500%, 12/01/2023	100	102
Albertsons
7.500%, 03/15/2026 (A)	25	25
5.750%, 03/15/2025	265	248
Alibaba Group Holding
4.200%, 12/06/2047	60	56
3.600%, 11/28/2024	100	101
3.400%, 12/06/2027	100	95
Amazon.com
5.200%, 12/03/2025	50	56
4.950%, 12/05/2044	100	115
4.800%, 12/05/2034	100	112
4.250%, 08/22/2057	70	72
4.050%, 08/22/2047	70	71
3.875%, 08/22/2037	45	45
3.150%, 08/22/2027	150	149
2.800%, 08/22/2024	25	25
2.500%, 11/29/2022	100	100
2.400%, 02/22/2023	50	49
1.900%, 08/21/2020	30	30
American Axle & Manufacturing
6.250%, 04/01/2025	30	29
American Honda Finance MTN
3.550%, 01/12/2024	100	101
3.500%, 02/15/2028	50	50
2.900%, 02/16/2024	50	49
2.000%, 02/14/2020	50	50
1.700%, 09/09/2021	75	72
Aptiv
3.150%, 11/19/2020	100	100
APX Group
7.875%, 12/01/2022	58	56

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aramark Services
5.125%, 01/15/2024	$83	$84
5.000%, 04/01/2025 (A)	100	100
5.000%, 02/01/2028 (A)	60	59
Asbury Automotive Group
6.000%, 12/15/2024	50	50
AutoNation
4.500%, 10/01/2025	100	97
AutoZone
3.750%, 06/01/2027	100	99
3.700%, 04/15/2022	80	80
BAT Capital
4.540%, 08/15/2047	60	49
4.390%, 08/15/2037	70	60
3.557%, 08/15/2027	50	46
2.297%, 08/14/2020	100	98
Beazer Homes USA
8.750%, 03/15/2022	50	52
Best Buy
4.450%, 10/01/2028	50	48
Block Financial
4.125%, 10/01/2020	100	101
Board of Trustees of The Leland Stanford Junior University
3.647%, 05/01/2048	25	25
Booking Holdings
3.600%, 06/01/2026	50	49
3.550%, 03/15/2028	50	48
2.750%, 03/15/2023	50	49
BorgWarner
4.375%, 03/15/2045	50	46
3.375%, 03/15/2025	100	97
Boyd Gaming
6.875%, 05/15/2023	62	64
6.375%, 04/01/2026	100	102
6.000%, 08/15/2026	100	100
Bunge Finance
3.750%, 09/25/2027	30	27
3.500%, 11/24/2020	50	50
3.000%, 09/25/2022	55	53
Caesars Resort Collection
5.250%, 10/15/2025 (A)	94	88
Cedar Fair
5.375%, 04/15/2027	110	109
Cengage Learning
9.500%, 06/15/2024 (A)	61	41
Churchill Downs
4.750%, 01/15/2028 (A)	94	90
Council of Europe Development Bank
2.625%, 02/13/2023	120	120
1.625%, 03/10/2020	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CSC Holdings
10.875%, 10/15/2025 (A)	$103	$119
10.125%, 01/15/2023 (A)	300	324
7.500%, 04/01/2028 (A)	200	205
6.625%, 10/15/2025 (A)	250	262
5.500%, 05/15/2026 (A)	78	77
5.500%, 04/15/2027 (A)	85	83
5.375%, 07/15/2023 (A)	150	152
Daimler Finance North America
8.500%, 01/18/2031	50	69
Darden Restaurants
4.550%, 02/15/2048	15	14
3.850%, 05/01/2027	30	29
Delphi Technologies
5.000%, 10/01/2025 (A)	105	90
Diamond Resorts International
10.750%, 09/01/2024 (A)	75	69
7.750%, 09/01/2023 (A)	50	49
Dollar General
3.250%, 04/15/2023	100	99
Dollar Tree
4.200%, 05/15/2028	45	43
4.000%, 05/15/2025	100	98
3.700%, 05/15/2023	45	44
DR Horton
4.000%, 02/15/2020	55	55
eBay
3.450%, 08/01/2024	50	49
2.600%, 07/15/2022	100	97
Eldorado Resorts
6.000%, 04/01/2025	100	101
6.000%, 09/15/2026 (A)	25	25
ESH Hospitality
5.250%, 05/01/2025 (A)	100	99
Expedia Group
5.000%, 02/15/2026	100	102
4.500%, 08/15/2024	50	51
Fiat Chrysler Automobiles
5.250%, 04/15/2023	200	202
Ford Motor
7.450%, 07/16/2031	100	101
5.291%, 12/08/2046	50	40
4.750%, 01/15/2043	125	95
Ford Motor Credit
5.875%, 08/02/2021	100	102
5.596%, 01/07/2022	200	203
2.979%, 08/03/2022	100	93
Garda World Security
8.750%, 05/15/2025 (A)	110	102
General Motors
6.600%, 04/01/2036	100	102
5.400%, 04/01/2048	50	44

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.150%, 04/01/2038	$30	$26
5.000%, 04/01/2035	50	44
4.200%, 10/01/2027	50	46
General Motors Financial
4.350%, 04/09/2025	75	72
4.350%, 01/17/2027	70	65
4.000%, 10/06/2026	50	46
3.950%, 04/13/2024	50	48
3.700%, 05/09/2023	35	34
3.550%, 04/09/2021	60	60
3.500%, 11/07/2024	100	93
3.450%, 01/14/2022	100	98
3.450%, 04/10/2022	50	49
3.200%, 07/13/2020	100	100
3.200%, 07/06/2021	50	49
3.150%, 06/30/2022	70	68
2.450%, 11/06/2020	100	98
George Washington University
4.868%, 09/15/2045	50	56
Golden Nugget
8.750%, 10/01/2025 (A)	105	108
6.750%, 10/15/2024 (A)	75	75
Goodyear Tire & Rubber
5.125%, 11/15/2023	200	200
4.875%, 03/15/2027	55	49
Group 1 Automotive
5.000%, 06/01/2022	100	99
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	65	61
Hanesbrands
4.625%, 05/15/2024 (A)	176	173
Hasbro
3.500%, 09/15/2027	60	56
HD Supply
5.375%, 10/15/2026 (A)	100	101
Hilton Domestic Operating
4.250%, 09/01/2024	170	167
Hilton Worldwide Finance
4.625%, 04/01/2025	120	118
Home Depot
4.400%, 04/01/2021	100	104
4.400%, 03/15/2045	50	52
3.900%, 12/06/2028	40	42
3.900%, 06/15/2047	50	48
3.500%, 09/15/2056	100	87
3.000%, 04/01/2026	100	98
2.625%, 06/01/2022	75	75
2.000%, 04/01/2021	50	49
1.800%, 06/05/2020	71	70
IHO Verwaltungs GmbH
4.500% cash/0% PIK, 09/15/2023 (A)	250	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Game Technology
6.250%, 02/15/2022 (A)	$100	$104
6.250%, 01/15/2027 (A)	250	253
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	119
Jaguar Holding II
6.375%, 08/01/2023 (A)	102	101
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	125	93
JBS Investments GmbH
7.250%, 04/03/2024 (A)	200	207
JC Penney
5.875%, 07/01/2023 (A)	50	42
KFC Holding
5.250%, 06/01/2026 (A)	92	93
4.750%, 06/01/2027 (A)	125	121
L Brands
5.625%, 10/15/2023	50	50
Laureate Education
8.250%, 05/01/2025 (A)	90	98
Lear
5.250%, 01/15/2025	70	72
3.800%, 09/15/2027	100	92
Leggett & Platt
3.500%, 11/15/2027	50	47
Lennar
4.750%, 04/01/2021	100	101
4.750%, 05/30/2025	100	98
4.750%, 11/29/2027	100	95
Lowe’s
4.250%, 09/15/2044	50	46
3.700%, 04/15/2046	150	127
3.375%, 09/15/2025	100	98
3.125%, 09/15/2024	100	98
Macy’s Retail Holdings
4.500%, 12/15/2034	12	10
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	75	68
Magna International
3.625%, 06/15/2024	100	101
Marriott International
3.125%, 10/15/2021	100	100
3.125%, 06/15/2026	50	47
2.300%, 01/15/2022	50	48
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	80	81
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	131
Mattamy Group
6.500%, 10/01/2025 (A)	75	70
Mattel
6.750%, 12/31/2025 (A)	100	95

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McDonald’s MTN
6.300%, 10/15/2037	$50	$60
4.875%, 12/09/2045	125	130
4.700%, 12/09/2035	175	180
4.450%, 03/01/2047	25	25
3.800%, 04/01/2028	50	50
3.700%, 01/30/2026	30	30
3.350%, 04/01/2023	30	30
2.750%, 12/09/2020	120	120
MDC Partners
6.500%, 05/01/2024 (A)	150	137
Meredith
6.875%, 02/01/2026 (A)	100	103
MGM Resorts International
5.750%, 06/15/2025	340	342
NCL
4.750%, 12/15/2021 (A)	72	72
Newell Brands
5.375%, 04/01/2036	24	23
4.200%, 04/01/2026	50	48
3.850%, 04/01/2023	60	59
Newell Rubbermaid
4.000%, 12/01/2024	100	96
NIKE
3.875%, 11/01/2045	100	100
Nordstrom
5.000%, 01/15/2044	100	88
4.000%, 03/15/2027	100	94
Northwestern University
3.662%, 12/01/2057	25	24
O’Reilly Automotive
4.350%, 06/01/2028	50	51
3.600%, 09/01/2027	100	97
3.550%, 03/15/2026	50	48
Party City Holdings
6.625%, 08/01/2026 (A)	70	68
Penske Automotive Group
5.500%, 05/15/2026	50	49
PetSmart
8.875%, 06/01/2025 (A)	85	54
7.125%, 03/15/2023 (A)	158	99
5.875%, 06/01/2025 (A)	120	94
President & Fellows of Harvard College
3.150%, 07/15/2046	100	90
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	151	160
PulteGroup
5.000%, 01/15/2027	107	102
4.250%, 03/01/2021	100	102
QVC
4.450%, 02/15/2025	100	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	$150	$141
6.250%, 05/15/2026 (A)	140	137
RELX Capital
3.500%, 03/16/2023	60	60
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	25
Sabre
5.375%, 04/15/2023 (A)	35	35
Sally Holdings
5.625%, 12/01/2025	75	73
Scientific Games International
10.000%, 12/01/2022	200	210
5.000%, 10/15/2025 (A)	100	95
Service International
5.375%, 05/15/2024	150	153
ServiceMaster
5.125%, 11/15/2024 (A)	130	127
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	110	118
Simmons Foods
5.750%, 11/01/2024 (A)	74	60
Six Flags Entertainment
5.500%, 04/15/2027 (A)	75	74
Staples
8.500%, 09/15/2025 (A)	100	96
Starbucks
4.500%, 11/15/2048	30	29
4.000%, 11/15/2028	50	51
3.800%, 08/15/2025	50	50
3.500%, 03/01/2028	50	49
3.100%, 03/01/2023	50	50
2.700%, 06/15/2022	50	49
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	75	76
Station Casinos
5.000%, 10/01/2025 (A)	134	128
Studio City
7.250%, 11/30/2021 (A)	200	206
Summit Materials
6.125%, 07/15/2023	50	50
Tapestry
4.125%, 07/15/2027	50	47
Target
3.900%, 11/15/2047	100	96
3.500%, 07/01/2024	50	51
Tempur Sealy International
5.500%, 06/15/2026	64	61
Tenneco
5.000%, 07/15/2026	105	89
Tesla
5.300%, 08/15/2025 (A)	144	128

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner Cable
6.550%, 05/01/2037	$100	$105
5.875%, 11/15/2040	100	99
5.000%, 02/01/2020	50	51
4.500%, 09/15/2042	100	83
TJX
2.250%, 09/15/2026	150	139
Toyota Motor Credit MTN
3.400%, 04/14/2025	100	102
3.300%, 01/12/2022	100	101
2.950%, 04/13/2021	50	50
2.900%, 04/17/2024	50	50
2.800%, 07/13/2022	50	50
2.600%, 01/11/2022	100	99
2.250%, 10/18/2023	50	48
1.900%, 04/08/2021	50	49
Under Armour
3.250%, 06/15/2026	100	88
University of Notre Dame du Lac
3.394%, 02/15/2048	100	93
University of Southern California
3.028%, 10/01/2039	150	138
Univision Communications
6.750%, 09/15/2022 (A)	48	48
5.125%, 02/15/2025 (A)	97	89
Verscend Escrow
9.750%, 08/15/2026 (A)	135	136
Viking Cruises
5.875%, 09/15/2027 (A)	34	33
VOC Escrow
5.000%, 02/15/2028 (A)	100	97
Warner Media
6.250%, 03/29/2041	150	167
6.200%, 03/15/2040	275	302
3.550%, 06/01/2024	100	99
2.950%, 07/15/2026	85	79
Whirlpool
3.700%, 05/01/2025	50	49
WPP Finance
3.750%, 09/19/2024	100	95
Wyndham Hotels & Resorts
5.375%, 04/15/2026 (A)	85	85
Wynn Las Vegas
5.250%, 05/15/2027 (A)	255	238
Wynn Macau
5.500%, 10/01/2027 (A)	100	91

		23,052

Consumer Staples — 1.6%
Altria Group
5.375%, 01/31/2044	100	94
2.850%, 08/09/2022	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch
4.900%, 02/01/2046 (A)	$100	$96
4.700%, 02/01/2036 (A)	100	96
3.650%, 02/01/2026 (A)	100	98
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	100	90
2.650%, 02/01/2021	50	50
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	133
5.800%, 01/23/2059	45	47
5.550%, 01/23/2049	100	104
5.450%, 01/23/2039	65	68
4.900%, 01/23/2031	65	68
4.750%, 01/23/2029	85	88
4.600%, 04/15/2048	50	45
4.375%, 04/15/2038	35	32
4.150%, 01/23/2025	60	62
4.000%, 04/13/2028	60	60
3.750%, 01/15/2022	100	102
3.750%, 07/15/2042	100	82
3.500%, 01/12/2024	55	55
Archer-Daniels-Midland
4.479%, 03/01/2021	50	52
4.016%, 04/16/2043	100	98
3.750%, 09/15/2047	100	90
2.500%, 08/11/2026	100	94
Avon International Operations
7.875%, 08/15/2022 (A)	70	71
B&G Foods
4.625%, 06/01/2021	100	101
Brown-Forman
4.500%, 07/15/2045	35	37
Campbell Soup
4.800%, 03/15/2048	40	35
4.150%, 03/15/2028	100	96
3.300%, 03/15/2021	65	65
Chobani
7.500%, 04/15/2025 (A)	100	86
Clorox
3.900%, 05/15/2028	50	51
3.100%, 10/01/2027	50	48
Coca-Cola
2.875%, 10/27/2025	100	98
2.250%, 09/01/2026	50	47
1.550%, 09/01/2021	50	49
Coca-Cola European Partners
3.500%, 09/15/2020	100	100
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	51
3.250%, 03/15/2024	50	50
2.300%, 05/03/2022	100	99

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Conagra Brands
5.400%, 11/01/2048	$20	$19
5.300%, 11/01/2038	15	14
4.850%, 11/01/2028	25	25
4.300%, 05/01/2024	10	10
3.800%, 10/22/2021	10	10
3.200%, 01/25/2023	118	115
Constellation Brands
4.500%, 05/09/2047	20	19
4.250%, 05/01/2023	90	92
4.100%, 02/15/2048	50	44
3.750%, 05/01/2021	25	25
3.600%, 02/15/2028	50	48
3.500%, 05/09/2027	15	14
3.200%, 02/15/2023	50	49
2.700%, 05/09/2022	15	15
2.650%, 11/07/2022	100	97
Costco Wholesale
3.000%, 05/18/2027	100	98
Cott Holdings
5.500%, 04/01/2025 (A)	95	94
Coty
6.500%, 04/15/2026 (A)	125	113
Diageo Capital
2.625%, 04/29/2023	50	49
Diageo Investment
4.250%, 05/11/2042	100	104
2.875%, 05/11/2022	50	50
Energizer Holdings
7.750%, 01/15/2027 (A)	10	10
6.375%, 07/15/2026 (A)	30	29
5.500%, 06/15/2025 (A)	113	108
Estee Lauder
4.375%, 06/15/2045	50	52
4.150%, 03/15/2047	50	51
3.150%, 03/15/2027	50	49
Fresh Market
9.750%, 05/01/2023 (A)	100	75
General Mills
4.700%, 04/17/2048	20	19
4.550%, 04/17/2038	115	107
4.200%, 04/17/2028	25	25
3.700%, 10/17/2023	40	40
3.200%, 04/16/2021	10	10
3.150%, 12/15/2021	100	100
2.600%, 10/12/2022	100	97
Hershey
3.200%, 08/21/2025	100	99
Ingredion
3.200%, 10/01/2026	100	93
JBS USA LUX
6.750%, 02/15/2028 (A)	95	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 07/15/2024 (A)	$100	$101
JM Smucker
4.375%, 03/15/2045	100	90
4.250%, 03/15/2035	20	18
3.500%, 03/15/2025	100	98
Kellogg
4.000%, 12/15/2020	100	102
3.400%, 11/15/2027	100	94
Keurig Dr Pepper
4.597%, 05/25/2028 (A)	50	51
4.500%, 11/15/2045	130	116
2.550%, 09/15/2026	100	89
Kimberly-Clark
6.625%, 08/01/2037	50	66
3.050%, 08/15/2025	50	49
2.750%, 02/15/2026	50	48
Kraft Foods Group
5.000%, 06/04/2042	100	93
Kraft Heinz Foods
6.500%, 02/09/2040	100	107
5.200%, 07/15/2045	100	94
4.375%, 06/01/2046	60	52
3.950%, 07/15/2025	100	100
3.000%, 06/01/2026	55	51
2.800%, 07/02/2020	100	100
Kroger
4.500%, 01/15/2029	50	50
4.000%, 02/01/2024	100	101
3.875%, 10/15/2046	100	81
3.700%, 08/01/2027	35	34
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	65	55
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	125	124
McCormick
3.400%, 08/15/2027	100	95
Mead Johnson Nutrition
4.125%, 11/15/2025	30	31
3.000%, 11/15/2020	30	30
Molson Coors Brewing
5.000%, 05/01/2042	93	93
4.200%, 07/15/2046	40	35
3.000%, 07/15/2026	100	93
Mondelez International
4.000%, 02/01/2024	100	102
NVA Holdings
6.875%, 04/01/2026 (A)	50	48
PepsiCo
4.600%, 07/17/2045	45	49
4.250%, 10/22/2044	100	102
4.000%, 05/02/2047	35	36
3.600%, 03/01/2024	100	104

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 07/17/2025	$100	$102
3.000%, 10/15/2027	50	49
2.750%, 03/05/2022	50	50
2.250%, 05/02/2022	50	49
Philip Morris International
6.375%, 05/16/2038	100	118
4.500%, 03/26/2020	100	102
4.250%, 11/10/2044	50	47
4.125%, 03/04/2043	50	46
3.125%, 08/17/2027	100	95
3.125%, 03/02/2028	50	47
2.750%, 02/25/2026	50	47
2.625%, 02/18/2022	25	24
2.500%, 11/02/2022	50	48
2.375%, 08/17/2022	100	98
2.125%, 05/10/2023	25	24
2.000%, 02/21/2020	35	35
1.875%, 02/25/2021	50	49
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	148	145
Post Holdings
5.750%, 03/01/2027 (A)	205	201
5.625%, 01/15/2028 (A)	208	199
5.500%, 03/01/2025 (A)	45	45
Procter & Gamble
2.850%, 08/11/2027	100	98
2.450%, 11/03/2026	50	48
1.700%, 11/03/2021	100	97
Reynolds American
6.875%, 05/01/2020	100	104
5.850%, 08/15/2045	100	97
5.700%, 08/15/2035	100	101
4.450%, 06/12/2025	100	101
3.250%, 06/12/2020	54	54
Rite Aid
6.125%, 04/01/2023 (A)	200	169
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	150	145
Spectrum Brands
5.750%, 07/15/2025	100	99
Sysco
4.850%, 10/01/2045	15	15
4.450%, 03/15/2048	50	49
3.750%, 10/01/2025	25	25
3.550%, 03/15/2025	50	49
3.300%, 07/15/2026	100	97
2.600%, 10/01/2020	50	50
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	123
Tyson Foods
4.500%, 06/15/2022	100	103
3.950%, 08/15/2024	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 08/23/2021	$35	$34
Unilever Capital
5.900%, 11/15/2032	100	124
3.125%, 03/22/2023	100	100
1.375%, 07/28/2021	100	96
US Foods
5.875%, 06/15/2024 (A)	115	117
Vector Group
6.125%, 02/01/2025 (A)	105	92
Walgreens Boots Alliance
4.800%, 11/18/2044	100	94
3.800%, 11/18/2024	100	100
3.450%, 06/01/2026	30	29
3.300%, 11/18/2021	100	100
Walmart
4.050%, 06/29/2048	65	67
3.950%, 06/28/2038	15	15
3.700%, 06/26/2028	100	103
3.625%, 12/15/2047	25	24
3.550%, 06/26/2025	25	26
3.400%, 06/26/2023	100	103
3.125%, 06/23/2021	100	101
2.850%, 06/23/2020	50	50
2.650%, 12/15/2024	50	50
2.550%, 04/11/2023	50	50
2.350%, 12/15/2022	100	98
1.900%, 12/15/2020	50	49

		12,850

Energy — 3.4%
Aker BP
5.875%, 03/31/2025 (A)	150	154
Alta Mesa Holdings
7.875%, 12/15/2024	80	55
Anadarko Petroleum
6.600%, 03/15/2046	50	60
6.450%, 09/15/2036	25	28
4.850%, 03/15/2021	40	41
Andeavor Logistics
5.200%, 12/01/2047	30	29
4.250%, 12/01/2027	15	14
3.500%, 12/01/2022	15	15
Antero Midstream Partners
5.375%, 09/15/2024	50	49
Antero Resources
5.625%, 06/01/2023	44	44
5.125%, 12/01/2022	100	100
5.000%, 03/01/2025	50	48
Apache
5.100%, 09/01/2040	100	93
4.375%, 10/15/2028	100	98

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	$64	$68
7.000%, 11/01/2026 (A)	55	53
Baker Hughes a GE Co
5.125%, 09/15/2040	100	100
4.080%, 12/15/2047	50	44
2.773%, 12/15/2022	50	49
Blue Racer Midstream
6.125%, 11/15/2022 (A)	78	79
Boardwalk Pipelines
5.950%, 06/01/2026	100	103
BP Capital Markets
3.994%, 09/26/2023	38	39
3.723%, 11/28/2028	30	31
3.506%, 03/17/2025	100	100
BP Capital Markets America
4.234%, 11/06/2028	100	106
3.588%, 04/14/2027	100	99
3.224%, 04/14/2024	100	100
3.216%, 11/28/2023	50	50
3.119%, 05/04/2026	100	97
2.520%, 09/19/2022	100	98
2.112%, 09/16/2021	50	49
Bruin E&P Partners
8.875%, 08/01/2023 (A)	55	52
Calfrac Holdings
8.500%, 06/15/2026 (A)	105	79
California Resources
8.000%, 12/15/2022 (A)	223	180
Callon Petroleum
6.125%, 10/01/2024	50	50
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	94
Canadian Natural Resources
6.250%, 03/15/2038	50	58
3.900%, 02/01/2025	100	101
3.850%, 06/01/2027	50	49
2.950%, 01/15/2023	50	49
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	26
Carrizo Oil & Gas
6.250%, 04/15/2023	65	64
Cenovus Energy
5.400%, 06/15/2047	50	47
5.250%, 06/15/2037	35	33
4.450%, 09/15/2042	105	87
4.250%, 04/15/2027	100	96
3.000%, 08/15/2022	50	48
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	150	165
5.125%, 06/30/2027	220	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	$60	$60
5.250%, 10/01/2025	218	219
Chesapeake Energy
8.000%, 01/15/2025	117	118
8.000%, 06/15/2027	148	141
7.000%, 10/01/2024	125	122
Chevron
3.326%, 11/17/2025	50	51
2.954%, 05/16/2026	100	98
2.895%, 03/03/2024	50	50
2.566%, 05/16/2023	100	99
2.498%, 03/03/2022	50	50
2.419%, 11/17/2020	50	50
2.355%, 12/05/2022	100	98
1.991%, 03/03/2020	31	31
Cimarex Energy
3.900%, 05/15/2027	55	53
CNOOC Nexen Finance
4.250%, 04/30/2024	100	103
CNX Resources
5.875%, 04/15/2022	100	100
Columbia Pipeline Group
3.300%, 06/01/2020	50	50
Comstock Resources
9.750%, 08/15/2026 (A)	100	93
Concho Resources
4.300%, 08/15/2028	50	51
ConocoPhillips
6.500%, 02/01/2039	75	98
4.950%, 03/15/2026	50	55
Continental Resources
5.000%, 09/15/2022	92	92
4.900%, 06/01/2044	40	38
4.500%, 04/15/2023	85	87
4.375%, 01/15/2028	55	55
3.800%, 06/01/2024	55	54
Covey Park Energy
7.500%, 05/15/2025 (A)	50	46
Crestwood Midstream Partners
5.750%, 04/01/2025	105	103
CrownRock
5.625%, 10/15/2025 (A)	100	96
DCP Midstream Operating
5.375%, 07/15/2025	55	56
Denbury Resources
9.000%, 05/15/2021 (A)	74	73
Devon Energy
5.600%, 07/15/2041	100	101
5.000%, 06/15/2045	50	48
3.250%, 05/15/2022	100	99

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond Offshore Drilling
7.875%, 08/15/2025	$83	$78
Diamondback Energy
5.375%, 05/31/2025	80	82
4.750%, 11/01/2024 (A)	60	60
Eclipse Resources
8.875%, 07/15/2023	100	91
Ecopetrol
5.875%, 09/18/2023	100	106
5.875%, 05/28/2045	200	197
4.125%, 01/16/2025	225	219
Enable Midstream Partners
4.950%, 05/15/2028	30	30
Enbridge
5.500%, 12/01/2046	50	57
4.250%, 12/01/2026	100	102
3.700%, 07/15/2027	50	49
2.900%, 07/15/2022	50	49
Enbridge Energy Partners
7.375%, 10/15/2045	50	66
5.500%, 09/15/2040	100	108
Encana
6.500%, 02/01/2038	100	110
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	50	53
5.500%, 01/30/2026 (A)	107	112
Energy Transfer
5.875%, 01/15/2024	100	106
5.500%, 06/01/2027	100	104
Energy Transfer Operating
6.250%, 04/15/2049	15	16
6.125%, 12/15/2045	100	104
5.250%, 04/15/2029	15	16
5.200%, 02/01/2022	100	104
4.900%, 03/15/2035	50	46
4.750%, 01/15/2026	50	50
4.200%, 04/15/2027	50	48
3.600%, 02/01/2023	85	84
EnLink Midstream Partners
4.150%, 06/01/2025	100	94
Ensco
7.750%, 02/01/2026	60	48
5.200%, 03/15/2025	50	38
4.500%, 10/01/2024	120	89
Enterprise Products Operating
5.200%, 09/01/2020	100	103
5.100%, 02/15/2045	25	26
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	100	89
4.850%, 08/15/2042	100	101
4.800%, 02/01/2049	25	25
4.150%, 10/16/2028	25	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 02/15/2027	$20	$20
3.700%, 02/15/2026	100	100
3.500%, 02/01/2022	50	51
3.350%, 03/15/2023	100	100
2.850%, 04/15/2021	30	30
EOG Resources
3.150%, 04/01/2025	100	98
EP Energy
8.000%, 11/29/2024 (A)	130	104
8.000%, 02/15/2025 (A)	200	99
7.750%, 05/15/2026 (A)	70	64
EQT
3.900%, 10/01/2027	50	45
3.000%, 10/01/2022	35	34
EQT Midstream Partners
4.125%, 12/01/2026	35	32
Equinor
4.800%, 11/08/2043	100	110
3.700%, 03/01/2024	200	206
Extraction Oil & Gas
5.625%, 02/01/2026 (A)	105	86
Exxon Mobil
3.567%, 03/06/2045	50	48
2.726%, 03/01/2023	100	100
2.709%, 03/06/2025	100	98
2.222%, 03/01/2021	40	40
1.912%, 03/06/2020	100	99
Genesis Energy
6.750%, 08/01/2022	100	100
Gulfport Energy
6.375%, 05/15/2025	100	95
6.000%, 10/15/2024	35	33
Halliburton
7.450%, 09/15/2039	100	132
5.000%, 11/15/2045	50	52
3.800%, 11/15/2025	100	100
Hess
7.125%, 03/15/2033	100	110
5.600%, 02/15/2041	50	48
4.300%, 04/01/2027	50	48
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	145	144
Hilcorp Energy I
6.250%, 11/01/2028 (A)	40	39
5.750%, 10/01/2025 (A)	117	114
Holly Energy Partners
6.000%, 08/01/2024 (A)	66	67
Husky Energy
4.000%, 04/15/2024	100	100
Indigo Natural Resources
6.875%, 02/15/2026 (A)	100	88

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jagged Peak Energy
5.875%, 05/01/2026 (A)	$50	$48
Jonah Energy
7.250%, 10/15/2025 (A)	91	67
Kinder Morgan
5.300%, 12/01/2034	50	51
5.050%, 02/15/2046	90	89
4.300%, 06/01/2025	100	102
4.300%, 03/01/2028	100	101
Kinder Morgan Energy Partners
5.500%, 03/01/2044	50	52
4.300%, 05/01/2024	100	103
4.250%, 09/01/2024	50	51
Magellan Midstream Partners
4.200%, 10/03/2047	100	91
Marathon Oil
5.200%, 06/01/2045	50	50
4.400%, 07/15/2027	100	101
2.800%, 11/01/2022	100	97
Marathon Petroleum
6.500%, 03/01/2041	50	55
5.125%, 03/01/2021	50	52
5.125%, 12/15/2026 (A)	50	52
4.500%, 04/01/2048 (A)	25	22
3.800%, 04/01/2028 (A)	130	125
Matador Resources
5.875%, 09/15/2026	115	115
McDermott Technology Americas
10.625%, 05/01/2024 (A)	100	90
MEG Energy
6.500%, 01/15/2025 (A)	55	54
Moss Creek Resources Holdings
7.500%, 01/15/2026 (A)	50	45
MPLX
5.200%, 03/01/2047	50	49
4.900%, 04/15/2058	25	22
4.875%, 06/01/2025	100	104
4.700%, 04/15/2048	45	41
4.500%, 07/15/2023	50	52
4.500%, 04/15/2038	130	119
4.125%, 03/01/2027	50	49
4.000%, 03/15/2028	70	67
3.375%, 03/15/2023	25	25
Murphy Oil
5.750%, 08/15/2025	102	102
Nabors Industries
5.750%, 02/01/2025	15	13
5.500%, 01/15/2023	100	90
National Oilwell Varco
2.600%, 12/01/2022	100	96
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	45	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Newfield Exploration
5.375%, 01/01/2026	$77	$79
Nexen Energy
6.400%, 05/15/2037	200	247
NGL Energy Partners
7.500%, 11/01/2023	70	71
NGPL PipeCo
4.875%, 08/15/2027 (A)	85	84
4.375%, 08/15/2022 (A)	40	40
Noble Energy
5.250%, 11/15/2043	100	95
5.050%, 11/15/2044	50	46
4.150%, 12/15/2021	50	51
3.900%, 11/15/2024	100	98
3.850%, 01/15/2028	100	94
Noble Holding International
7.875%, 02/01/2026 (A)	45	41
7.750%, 01/15/2024	71	60
NuStar Logistics
5.625%, 04/28/2027	90	87
Occidental Petroleum
4.400%, 04/15/2046	50	51
4.200%, 03/15/2048	100	100
4.100%, 02/01/2021	100	102
3.000%, 02/15/2027	100	97
2.700%, 02/15/2023	100	99
Oceaneering International
4.650%, 11/15/2024	100	85
ONEOK
6.000%, 06/15/2035	100	105
4.550%, 07/15/2028	50	51
4.000%, 07/13/2027	55	54
ONEOK Partners LP
6.200%, 09/15/2043	50	54
Pacific Drilling
8.375%, 10/01/2023 (A)	20	20
Parkland Fuel
6.000%, 04/01/2026 (A)	95	91
Parsley Energy
5.625%, 10/15/2027 (A)	50	50
5.375%, 01/15/2025 (A)	100	99
PBF Holding
7.250%, 06/15/2025	50	50
PBF Logistics
6.875%, 05/15/2023	80	82
Peabody Energy
6.375%, 03/31/2025 (A)	100	96
6.000%, 03/31/2022 (A)	50	50
Petroleos Mexicanos
6.625%, 06/15/2035	300	272
6.500%, 06/02/2041	260	226
6.350%, 02/12/2048	30	25

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 01/23/2046	$100	$79
5.375%, 03/13/2022	200	197
5.350%, 02/12/2028	255	223
3.500%, 01/30/2023	250	230
2.378%, 04/15/2025	62	61
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	99
6.750%, 09/21/2047	50	44
4.625%, 09/21/2023	120	113
Phillips 66
4.875%, 11/15/2044	100	104
4.650%, 11/15/2034	150	155
4.300%, 04/01/2022	50	52
Phillips 66 Partners LP
4.900%, 10/01/2046	25	24
3.550%, 10/01/2026	25	24
2.646%, 02/15/2020	50	50
Pioneer Natural Resources
3.950%, 07/15/2022	100	101
Plains All American Pipeline
4.700%, 06/15/2044	100	89
4.650%, 10/15/2025	100	101
4.500%, 12/15/2026	100	99
3.600%, 11/01/2024	100	97
Puget Energy
5.625%, 07/15/2022	100	105
3.650%, 05/15/2025	50	49
Puget Sound Energy
4.300%, 05/20/2045	50	51
Puma International Financing
5.125%, 10/06/2024 (A)	200	174
QEP Resources
5.625%, 03/01/2026	50	48
Range Resources
5.000%, 08/15/2022	100	97
5.000%, 03/15/2023	50	48
4.875%, 05/15/2025	38	34
Rowan
7.375%, 06/15/2025	100	86
Sabine Pass Liquefaction
5.750%, 05/15/2024	75	80
5.625%, 02/01/2021	25	26
5.625%, 03/01/2025	75	81
4.200%, 03/15/2028	100	98
Sable Permian Resources Land
7.375%, 11/01/2021 (A)	100	33
7.125%, 11/01/2020 (A)	50	17
Sanchez Energy
7.250%, 02/15/2023 (A)	45	38
6.125%, 01/15/2023	100	17
Schlumberger Investment
3.650%, 12/01/2023	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SESI
7.750%, 09/15/2024	$70	$55
Seven Generations Energy
5.375%, 09/30/2025 (A)	96	93
Shell International Finance BV
4.375%, 03/25/2020	100	102
4.125%, 05/11/2035	100	103
4.000%, 05/10/2046	50	50
3.750%, 09/12/2046	50	48
3.500%, 11/13/2023	40	41
2.875%, 05/10/2026	50	49
2.500%, 09/12/2026	50	48
2.250%, 11/10/2020	70	69
2.250%, 01/06/2023	100	98
1.875%, 05/10/2021	50	49
1.750%, 09/12/2021	50	49
SM Energy
6.625%, 01/15/2027	75	73
5.625%, 06/01/2025	113	108
Southwestern Energy
7.750%, 10/01/2027	80	82
6.200%, 01/23/2025	100	97
Spectra Energy Partners
4.750%, 03/15/2024	100	105
3.500%, 03/15/2025	100	98
SRC Energy
6.250%, 12/01/2025	71	63
Summit Midstream Holdings
5.750%, 04/15/2025	90	84
Suncor Energy
6.850%, 06/01/2039	50	62
6.500%, 06/15/2038	100	121
Sunoco
5.500%, 02/15/2026	175	173
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	100	95
5.350%, 05/15/2045	25	23
4.000%, 10/01/2027	100	95
3.900%, 07/15/2026	100	95
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	95	95
5.500%, 01/15/2028 (A)	88	86
4.750%, 10/01/2023 (A)	50	50
Targa Resources Partners
6.875%, 01/15/2029 (A)	40	42
6.750%, 03/15/2024	100	104
6.500%, 07/15/2027 (A)	64	66
5.875%, 04/15/2026 (A)	100	101
5.375%, 02/01/2027	25	24
5.125%, 02/01/2025	50	49
5.000%, 01/15/2028	100	94

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TC PipeLines
3.900%, 05/25/2027	$20	$19
Teekay Offshore Partners
8.500%, 07/15/2023 (A)	75	72
Total Capital
3.883%, 10/11/2028	10	10
Total Capital International
3.750%, 04/10/2024	50	52
2.875%, 02/17/2022	100	100
2.700%, 01/25/2023	100	99
TransCanada PipeLines
6.200%, 10/15/2037	50	58
5.100%, 03/15/2049	25	26
4.875%, 01/15/2026	100	106
4.750%, 05/15/2038	100	102
2.500%, 08/01/2022	100	97
Transocean
7.500%, 01/15/2026 (A)	157	149
7.250%, 11/01/2025 (A)	90	85
Transocean Guardian
5.875%, 01/15/2024 (A)	80	81
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	100	104
Transocean Pontus
6.125%, 08/01/2025 (A)	20	20
Transocean Poseidon
6.875%, 02/01/2027 (A)	20	20
Ultra Resources
7.125%, 04/15/2025 (A)	50	15
6.875%, 04/15/2022 (A)	50	20
USA Compression Partners
6.875%, 04/01/2026	140	140
Valero Energy
6.625%, 06/15/2037	100	116
4.350%, 06/01/2028	70	71
3.650%, 03/15/2025	90	88
Valero Energy Partners
4.375%, 12/15/2026	20	20
Vine Oil & Gas
8.750%, 04/15/2023 (A)	100	82
W&T Offshore
9.750%, 11/01/2023 (A)	45	44
Weatherford International
9.875%, 02/15/2024	80	52
9.875%, 03/01/2025	105	67
8.250%, 06/15/2023	39	25
7.750%, 06/15/2021	100	85
Western Gas Partners
5.450%, 04/01/2044	50	45
4.650%, 07/01/2026	50	49
3.950%, 06/01/2025	100	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Whiting Petroleum
6.625%, 01/15/2026	$83	$81
5.750%, 03/15/2021	30	30
Williams
6.300%, 04/15/2040	100	114
5.750%, 06/24/2044	20	21
4.900%, 01/15/2045	50	49
4.550%, 06/24/2024	50	52
4.300%, 03/04/2024	60	62
3.900%, 01/15/2025	100	100
3.750%, 06/15/2027	100	97
3.700%, 01/15/2023	15	15
3.600%, 03/15/2022	50	50
WPX Energy
5.750%, 06/01/2026	25	25
5.250%, 09/15/2024	158	156

		26,612

Financials — 7.7%
Acrisure
8.125%, 02/15/2024 (A)	30	30
7.000%, 11/15/2025 (A)	65	57
Aflac
3.625%, 11/15/2024	100	101
African Development Bank
2.625%, 03/22/2021	50	50
1.250%, 07/26/2021	100	97
African Development Bank MTN
3.000%, 12/06/2021	60	61
2.125%, 11/16/2022	100	98
Algeco Global Finance
8.000%, 02/15/2023 (A)	145	141
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	100	101
Allstate
5.950%, 04/01/2036	100	119
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	100
Ally Financial
4.625%, 03/30/2025	200	204
4.250%, 04/15/2021	200	201
American Equity Investment Life Holding
5.000%, 06/15/2027	55	55
American Express
4.050%, 12/03/2042	100	99
3.400%, 02/27/2023	100	100
2.650%, 12/02/2022	100	98
2.500%, 08/01/2022	50	49
2.200%, 10/30/2020	180	178
American Express Credit MTN
3.300%, 05/03/2027	130	129
2.375%, 05/26/2020	50	50

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 05/05/2021	$150	$148
American Financial Group
4.500%, 06/15/2047	50	45
3.500%, 08/15/2026	85	81
American International Group
4.750%, 04/01/2048	100	98
4.500%, 07/16/2044	100	94
4.200%, 04/01/2028	50	50
4.125%, 02/15/2024	100	102
3.875%, 01/15/2035	100	90
3.300%, 03/01/2021	50	51
Ameriprise Financial
3.700%, 10/15/2024	100	101
Andina de Fomento
4.375%, 06/15/2022	100	104
2.200%, 07/18/2020	200	197
Aon
8.205%, 01/01/2027	100	115
4.600%, 06/14/2044	100	98
3.500%, 06/14/2024	100	99
Arch Capital Group
5.144%, 11/01/2043	50	53
Ares Capital
3.625%, 01/19/2022	100	98
Asian Development Bank MTN
2.875%, 11/27/2020	45	45
2.625%, 01/12/2027	200	198
2.000%, 02/16/2022	200	197
2.000%, 01/22/2025	150	145
2.000%, 04/24/2026	100	95
1.875%, 08/10/2022	100	98
1.750%, 09/13/2022	200	194
1.750%, 08/14/2026	100	93
1.625%, 08/26/2020	100	99
1.625%, 03/16/2021	150	147
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	60
Assurant
4.900%, 03/27/2028	100	100
AssuredPartners
7.000%, 08/15/2025 (A)	64	61
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	150	148
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	50	50
AXIS Specialty Finance
4.000%, 12/06/2027	50	48
Banco Santander
5.179%, 11/19/2025	100	103
3.800%, 02/23/2028	50	47
3.125%, 02/23/2023	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
7.750%, 05/14/2038	$75	$102
6.110%, 01/29/2037	150	176
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	121	117
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	100	98
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	117	116
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	100	99
Bank of America MTN
5.000%, 01/21/2044	50	55
4.750%, 04/21/2045	40	41
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	100	103
4.183%, 11/25/2027	150	150
4.100%, 07/24/2023	115	119
4.000%, 04/01/2024	135	139
4.000%, 01/22/2025	150	151
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	151
3.875%, 08/01/2025	100	102
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	100	102
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	50	50
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	100	99
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	150	151
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100	101
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	50	49
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023	100	98
2.625%, 10/19/2020	100	100
2.625%, 04/19/2021	50	50
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	50	49
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	50	49
2.250%, 04/21/2020	150	149
2.151%, 11/09/2020	150	148
Bank of Montreal
3.300%, 02/05/2024	50	50
Bank of Montreal MTN
3.100%, 07/13/2020	50	50
2.350%, 09/11/2022	150	146
1.900%, 08/27/2021	50	49
Bank of New York Mellon
3.550%, 09/23/2021	100	102

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
3.000%, 02/24/2025	$150	$147
3.000%, 10/30/2028	85	80
2.800%, 05/04/2026	50	48
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	50	49
2.600%, 08/17/2020	100	100
2.450%, 11/27/2020	50	50
2.050%, 05/03/2021	50	49
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	150	135
2.800%, 07/21/2021	50	50
2.450%, 03/22/2021	150	149
2.150%, 07/14/2020	50	49
1.875%, 04/26/2021	300	294
Barclays
5.250%, 08/17/2045	100	99
5.200%, 05/12/2026	200	200
4.836%, 05/09/2028	350	336
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	145	146
3.650%, 03/16/2025	150	143
3.250%, 01/12/2021	50	49
2.650%, 01/11/2021	100	99
BB&T MTN
2.625%, 06/29/2020	100	100
2.150%, 02/01/2021	50	49
Berkshire Hathaway
4.500%, 02/11/2043	50	53
3.125%, 03/15/2026	35	35
2.750%, 03/15/2023	100	99
2.200%, 03/15/2021	35	35
Berkshire Hathaway Finance
4.250%, 01/15/2021	100	103
BlackRock
3.500%, 03/18/2024	100	102
BNP Paribas
2.375%, 05/21/2020	100	99
BNP Paribas MTN
5.000%, 01/15/2021	150	156
Branch Banking & Trust
3.625%, 09/16/2025	150	150
2.625%, 01/15/2022	150	149
Brighthouse Financial
4.700%, 06/22/2047	50	39
3.700%, 06/22/2027	50	44
Brookfield Finance
4.700%, 09/20/2047	50	46
4.000%, 04/01/2024	50	50
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	150	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One
2.650%, 08/08/2022	$150	$146
2.250%, 09/13/2021	150	145
Capital One Financial
4.250%, 04/30/2025	100	102
3.750%, 07/28/2026	50	48
3.750%, 03/09/2027	50	48
3.450%, 04/30/2021	100	100
3.200%, 02/05/2025	100	96
2.500%, 05/12/2020	49	49
Charles Schwab
3.850%, 05/21/2025	100	103
3.450%, 02/13/2026	70	70
Chubb INA Holdings
3.350%, 05/15/2024	100	101
2.300%, 11/03/2020	100	99
CIT Group
5.250%, 03/07/2025	50	52
4.750%, 02/16/2024	110	111
Citibank
3.650%, 01/23/2024	250	254
2.850%, 02/12/2021	400	399
2.125%, 10/20/2020	50	49
2.100%, 06/12/2020	100	99
Citigroup
6.675%, 09/13/2043	90	113
6.125%, 08/25/2036	100	114
4.750%, 05/18/2046	150	150
4.650%, 07/30/2045	100	103
4.600%, 03/09/2026	35	36
4.450%, 09/29/2027	100	101
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	100	102
3.875%, 03/26/2025	100	99
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	50	49
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	50	48
3.400%, 05/01/2026	150	146
3.300%, 04/27/2025	100	98
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	150	149
2.900%, 12/08/2021	50	50
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	150	147
2.700%, 03/30/2021	50	50
2.650%, 10/26/2020	100	99
2.350%, 08/02/2021	50	49
Citizens Bank
2.250%, 03/02/2020	150	149
Citizens Financial Group
2.375%, 07/28/2021	30	29

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CME Group
3.000%, 03/15/2025	$100	$99
CNA Financial
4.500%, 03/01/2026	50	51
3.450%, 08/15/2027	50	47
CNO Financial Group
5.250%, 05/30/2025	90	91
Comerica
4.000%, 02/01/2029	50	51
3.700%, 07/31/2023	25	25
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	150	149
Cooperatieve Rabobank
5.250%, 08/04/2045	150	161
4.625%, 12/01/2023	150	154
3.750%, 07/21/2026	150	143
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	150	153
2.500%, 01/19/2021	150	149
Credit Suisse MTN
3.625%, 09/09/2024	150	151
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	50	51
3.800%, 06/09/2023	150	149
3.750%, 03/26/2025	150	146
3.450%, 04/16/2021	150	150
Curo Group Holdings
8.250%, 09/01/2025 (A)	90	76
Deutsche Bank
4.500%, 04/01/2025	200	184
3.950%, 02/27/2023	100	96
3.300%, 11/16/2022	100	93
3.150%, 01/22/2021	100	97
2.700%, 07/13/2020	50	49
Deutsche Bank MTN
3.700%, 05/30/2024	50	46
3.375%, 05/12/2021	100	98
Discover Bank
4.200%, 08/08/2023	150	152
Discover Financial Services
4.100%, 02/09/2027	40	39
3.850%, 11/21/2022	100	100
E*TRADE Financial
3.800%, 08/24/2027	100	94
2.950%, 08/24/2022	25	25
European Bank for Reconstruction & Development MTN
2.000%, 02/01/2021	200	198
1.625%, 05/05/2020	100	99
European Investment Bank
2.875%, 09/15/2020	125	125
2.625%, 03/15/2024	85	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 03/15/2023	$180	$179
2.250%, 03/15/2022	200	198
2.125%, 10/15/2021	150	148
2.000%, 03/15/2021	150	148
1.875%, 02/10/2025	200	192
1.750%, 05/15/2020	200	198
1.625%, 03/16/2020	100	99
1.625%, 08/14/2020	300	296
1.625%, 12/15/2020	250	246
1.625%, 06/15/2021	150	147
European Investment Bank MTN
3.125%, 12/14/2023	150	154
2.375%, 05/13/2021	200	199
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	120	115
Fidelity National Financial
4.500%, 08/15/2028 (A)	50	50
Fifth Third Bancorp
3.950%, 03/14/2028	50	50
3.650%, 01/25/2024	50	50
2.875%, 07/27/2020	150	150
Fifth Third Bank
2.200%, 10/30/2020	50	49
First Republic Bank
4.625%, 02/13/2047	50	49
Franklin Resources
2.850%, 03/30/2025	150	144
Freedom Mortgage
8.250%, 04/15/2025 (A)	100	91
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	60	60
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	100	100
Goldman Sachs Group
6.750%, 10/01/2037	125	152
6.250%, 02/01/2041	100	121
5.750%, 01/24/2022	130	139
4.750%, 10/21/2045	100	103
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	100	99
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	150	151
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	97
3.750%, 05/22/2025	150	149
3.750%, 02/25/2026	60	59
3.500%, 01/23/2025	100	99
3.500%, 11/16/2026	100	96
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	141
3.200%, 02/23/2023	55	55
3.000%, 04/26/2022	85	84

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	$150	$147
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	100	99
2.875%, 02/25/2021	50	50
2.600%, 04/23/2020	100	99
2.600%, 12/27/2020	50	50
2.350%, 11/15/2021	50	49
Goldman Sachs Group MTN
4.800%, 07/08/2044	100	103
3.850%, 07/08/2024	100	101
Hartford Financial Services Group
5.500%, 03/30/2020	50	51
4.300%, 04/15/2043	100	95
HSBC
2.350%, 03/05/2020	150	149
HSBC Holdings
6.500%, 05/02/2036	100	120
6.500%, 09/15/2037	25	30
5.250%, 03/14/2044	100	105
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	100	102
4.375%, 11/23/2026	50	50
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	50	50
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	100	101
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	100	98
2.950%, 05/25/2021	150	150
2.650%, 01/05/2022	50	49
HUB International
7.000%, 05/01/2026 (A)	115	112
Huntington Bancshares
2.300%, 01/14/2022	150	146
Huntington National Bank
2.500%, 08/07/2022	150	146
2.375%, 03/10/2020	150	149
Industrial & Commercial Bank of China
2.452%, 10/20/2021	150	146
ING Groep
4.100%, 10/02/2023	100	101
Inter-American Development Bank
3.200%, 08/07/2042	100	98
3.125%, 09/18/2028	100	103
3.000%, 02/21/2024	300	305
2.625%, 01/16/2024	250	251
2.375%, 07/07/2027	200	194
1.875%, 03/15/2021	100	99
Inter-American Development Bank MTN
3.000%, 09/26/2022	50	51
1.750%, 09/14/2022	200	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.625%, 05/12/2020	$100	$99
Intercontinental Exchange
4.250%, 09/21/2048	25	25
3.750%, 12/01/2025	55	56
3.750%, 09/21/2028	20	20
3.450%, 09/21/2023	15	15
2.750%, 12/01/2020	55	55
International Bank for Reconstruction & Development
3.000%, 09/27/2023	150	153
2.500%, 11/25/2024	200	199
2.500%, 07/29/2025	150	148
2.125%, 11/01/2020	200	198
2.000%, 01/26/2022	200	197
1.750%, 04/19/2023	150	145
1.625%, 02/10/2022	200	195
International Bank for Reconstruction & Development MTN
1.875%, 10/27/2026	200	189
1.625%, 09/04/2020	200	197
1.625%, 03/09/2021	150	147
1.375%, 05/24/2021	250	243
International Finance MTN
2.000%, 10/24/2022	200	196
1.125%, 07/20/2021	100	97
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	185
5.017%, 06/26/2024 (A)	200	184
Invesco Finance
5.375%, 11/30/2043	150	155
Jefferies Financial Group
5.500%, 10/18/2023	100	105
Jefferies Group
6.875%, 04/15/2021	100	106
4.850%, 01/15/2027	35	34
JPMorgan Chase
6.400%, 05/15/2038	100	126
5.625%, 08/16/2043	90	104
4.950%, 06/01/2045	100	107
4.625%, 05/10/2021	150	155
4.350%, 08/15/2021	100	103
4.250%, 10/01/2027	95	96
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	95
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	101
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	150	153
3.900%, 07/15/2025	100	102
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	50	47
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	100	95

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 02/01/2024	$100	$103
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	100	102
3.625%, 05/13/2024	125	127
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	150	151
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	147
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	150	151
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	125	121
3.300%, 04/01/2026	150	147
3.250%, 09/23/2022	100	101
3.125%, 01/23/2025	100	98
2.950%, 10/01/2026	50	48
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	63	62
2.750%, 06/23/2020	100	100
2.700%, 05/18/2023	150	147
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	150	149
2.550%, 10/29/2020	185	184
2.550%, 03/01/2021	50	49
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	45
Kemper
4.350%, 02/15/2025	35	35
KeyBank
2.300%, 09/14/2022	150	145
KeyCorp MTN
4.150%, 10/29/2025	30	31
2.900%, 09/15/2020	100	100
Korea Development Bank
2.500%, 03/11/2020	200	199
Kreditanstalt fuer Wiederaufbau
3.277%, 04/18/2036 (B)	200	113
2.750%, 07/15/2020	400	401
2.750%, 10/01/2020	200	201
2.625%, 04/12/2021	100	100
2.625%, 02/28/2024	315	315
2.125%, 01/17/2023	150	147
2.000%, 11/30/2021	50	49
2.000%, 09/29/2022	100	98
2.000%, 05/02/2025	250	241
1.500%, 06/15/2021	300	293
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	200	198
1.500%, 04/20/2020	500	494
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	95
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.375%, 06/10/2025	$150	$147
2.250%, 10/01/2021	150	149
2.000%, 01/13/2025	100	96
Lazard Group
3.750%, 02/13/2025	50	49
Legg Mason
4.750%, 03/15/2026	50	51
Lincoln National
4.350%, 03/01/2048	10	9
4.000%, 09/01/2023	5	5
3.800%, 03/01/2028	120	118
3.625%, 12/12/2026	50	49
3.350%, 03/09/2025	150	147
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	50	51
5.875%, 11/01/2024 (A)	105	103
Lloyds Bank
3.300%, 05/07/2021	100	100
Lloyds Banking Group
4.650%, 03/24/2026	50	49
4.344%, 01/09/2048	100	86
4.050%, 08/16/2023	100	101
3.750%, 01/11/2027	50	48
3.100%, 07/06/2021	150	148
Loews
2.625%, 05/15/2023	100	97
LPL Holdings
5.750%, 09/15/2025 (A)	100	98
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Year Curr+1.647%, 02/24/2032	100	95
Markel
5.000%, 04/05/2046	50	49
Marsh & McLennan
4.350%, 01/30/2047	20	19
4.200%, 03/01/2048	50	47
3.750%, 03/14/2026	100	100
2.750%, 01/30/2022	30	30
2.350%, 03/06/2020	100	99
MetLife
4.875%, 11/13/2043	100	108
4.600%, 05/13/2046	100	104
4.368%, 09/15/2023	85	90
4.050%, 03/01/2045	100	97
3.600%, 04/10/2024	100	102
3.600%, 11/13/2025	100	101
Mitsubishi UFJ Financial Group
4.286%, 07/26/2038	35	35
3.961%, 03/02/2028	100	102
3.761%, 07/26/2023	150	153
3.677%, 02/22/2027	50	50
3.535%, 07/26/2021	60	60

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 03/01/2021	$50	$50
2.665%, 07/25/2022	50	49
Mizuho Financial Group
3.663%, 02/28/2027	50	50
3.170%, 09/11/2027	150	144
2.601%, 09/11/2022	100	97
Moody’s
3.250%, 01/15/2028	35	33
2.750%, 12/15/2021	100	99
2.625%, 01/15/2023	50	48
Morgan Stanley
5.750%, 01/25/2021	175	184
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	150	151
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	140	142
3.625%, 01/20/2027	150	147
2.800%, 06/16/2020	150	150
Morgan Stanley MTN
6.375%, 07/24/2042	150	192
5.500%, 07/24/2020	75	78
4.875%, 11/01/2022	65	68
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	50	52
4.350%, 09/08/2026	65	66
4.300%, 01/27/2045	100	98
4.000%, 07/23/2025	155	159
3.875%, 01/27/2026	150	151
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	100	98
3.125%, 01/23/2023	100	99
3.125%, 07/27/2026	50	48
2.625%, 11/17/2021	150	148
2.500%, 04/21/2021	60	59
MSCI
5.750%, 08/15/2025 (A)	62	64
5.375%, 05/15/2027 (A)	60	61
5.250%, 11/15/2024 (A)	150	153
National Australia Bank
2.500%, 07/12/2026	150	138
National Australia Bank MTN
2.625%, 01/14/2021	50	50
2.500%, 05/22/2022	150	147
2.125%, 05/22/2020	150	148
National Bank of Canada
2.150%, 06/12/2020	150	148
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	100	99
2.950%, 02/07/2024	30	30
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 03/15/2021	$70	$70
2.300%, 09/15/2022	70	68
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	65	66
8.125%, 07/15/2023 (A)	45	45
Navient
7.250%, 09/25/2023	100	102
6.750%, 06/25/2025	105	101
6.750%, 06/15/2026	40	38
5.875%, 03/25/2021	115	117
5.875%, 10/25/2024	100	94
5.000%, 10/26/2020	100	100
NFP
6.875%, 07/15/2025 (A)	108	103
Nordic Investment Bank
2.500%, 04/28/2020	200	200
1.625%, 11/20/2020	200	196
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	156
Oesterreichische Kontrollbank
2.625%, 01/31/2022	50	50
1.375%, 02/10/2020	100	99
Old Republic International
3.875%, 08/26/2026	50	48
ORIX
3.700%, 07/18/2027	50	49
2.900%, 07/18/2022	30	30
PNC Bank
3.300%, 10/30/2024	150	150
3.100%, 10/25/2027	50	49
2.625%, 02/17/2022	150	148
2.450%, 11/05/2020	150	148
2.450%, 07/28/2022	150	146
2.150%, 04/29/2021	150	147
Principal Financial Group
3.400%, 05/15/2025	150	148
Private Export Funding
2.300%, 09/15/2020	150	149
Progressive
4.200%, 03/15/2048	50	51
3.700%, 01/26/2045	50	46
2.450%, 01/15/2027	50	46
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	104
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	100	92
Prudential Financial MTN
5.700%, 12/14/2036	100	116
4.600%, 05/15/2044	50	52
3.500%, 05/15/2024	100	101

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quicken Loans
5.750%, 05/01/2025 (A)	$150	$145
5.250%, 01/15/2028 (A)	100	90
Raymond James Financial
4.950%, 07/15/2046	50	50
Regions Financial
3.200%, 02/08/2021	150	150
2.750%, 08/14/2022	50	49
Reinsurance Group of America
3.950%, 09/15/2026	30	30
RenaissanceRe Finance
3.450%, 07/01/2027	30	29
Royal Bank of Canada
2.300%, 03/22/2021	150	148
2.100%, 10/14/2020	200	198
Royal Bank of Canada MTN
3.200%, 04/30/2021	75	75
2.350%, 10/30/2020	150	149
2.150%, 10/26/2020	40	40
Royal Bank of Scotland Group
6.125%, 12/15/2022	75	79
6.100%, 06/10/2023	35	37
6.000%, 12/19/2023	65	68
5.125%, 05/28/2024	75	75
4.800%, 04/05/2026	50	50
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	100	100
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	50	49
S&P Global
4.500%, 05/15/2048	50	51
4.400%, 02/15/2026	100	104
4.000%, 06/15/2025	50	51
Santander Holdings USA
4.400%, 07/13/2027	50	49
3.700%, 03/28/2022	30	30
3.400%, 01/18/2023	100	99
2.650%, 04/17/2020	100	99
Santander UK
2.375%, 03/16/2020	150	149
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	50	47
2.875%, 10/16/2020	100	99
Santander UK Group Holdings MTN
3.125%, 01/08/2021	100	99
Springleaf Finance
7.750%, 10/01/2021	225	237
7.125%, 03/15/2026	95	90
6.875%, 03/15/2025	80	77
5.625%, 03/15/2023	200	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starwood Property Trust
5.000%, 12/15/2021	$55	$56
Stifel Financial
4.250%, 07/18/2024	50	51
Sumitomo Mitsui Financial Group
3.944%, 07/19/2028	50	51
3.784%, 03/09/2026	50	50
3.748%, 07/19/2023	50	51
3.446%, 01/11/2027	150	147
3.364%, 07/12/2027	50	48
2.934%, 03/09/2021	50	50
2.784%, 07/12/2022	50	49
2.632%, 07/14/2026	50	47
2.442%, 10/19/2021	150	147
2.058%, 07/14/2021	150	146
SunTrust Banks
4.000%, 05/01/2025	100	102
2.900%, 03/03/2021	150	149
2.700%, 01/27/2022	50	49
2.450%, 08/01/2022	50	49
Svensk Exportkredit MTN
2.875%, 05/22/2021	200	201
1.875%, 06/23/2020	200	198
Svenska Handelsbanken
3.900%, 11/20/2023	150	154
Synchrony Financial
4.250%, 08/15/2024	100	97
3.950%, 12/01/2027	50	46
3.700%, 08/04/2026	50	46
TD Ameritrade Holding
2.950%, 04/01/2022	100	100
Tempo Acquisition
6.750%, 06/01/2025 (A)	95	94
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	150	145
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	149
2.125%, 04/07/2021	150	148
1.850%, 09/11/2020	50	49
Travelers
4.050%, 03/07/2048	50	49
4.000%, 05/30/2047	40	39
3.750%, 05/15/2046	25	24
Travelers MTN
6.250%, 06/15/2037	100	126
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	100	103
Trinity Acquisition
4.400%, 03/15/2026	50	50

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr+3.703%, 06/19/2032 (A)	$200	$179
Unum Group
3.000%, 05/15/2021	30	30
US Bancorp MTN
3.900%, 04/26/2028	100	104
3.600%, 09/11/2024	150	152
2.950%, 07/15/2022	100	100
2.375%, 07/22/2026	150	140
US Bank MTN
2.050%, 10/23/2020	150	148
USIS Merger
6.875%, 05/01/2025 (A)	170	163
VFH Parent
6.750%, 06/15/2022 (A)	80	81
Voya Financial
3.125%, 07/15/2024	50	48
Wells Fargo
5.606%, 01/15/2044	150	171
5.375%, 11/02/2043	180	199
3.900%, 05/01/2045	150	146
3.000%, 04/22/2026	150	144
3.000%, 10/23/2026	150	143
2.600%, 01/15/2021	100	99
2.500%, 03/04/2021	150	149
Wells Fargo MTN
4.300%, 07/22/2027	100	102
4.150%, 01/24/2029	150	154
4.125%, 08/15/2023	150	153
4.100%, 06/03/2026	135	136
3.750%, 01/24/2024	150	153
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	75	74
3.450%, 02/13/2023	100	100
3.000%, 02/19/2025	100	98
2.625%, 07/22/2022	90	88
2.600%, 07/22/2020	150	149
Wells Fargo Capital X
5.950%, 12/15/2036	150	160
Westpac Banking
3.650%, 05/15/2023	100	101
3.350%, 03/08/2027	50	49
3.050%, 05/15/2020	150	150
2.850%, 05/13/2026	50	48
2.700%, 08/19/2026	50	47
2.600%, 11/23/2020	50	50
2.500%, 06/28/2022	50	49
2.150%, 03/06/2020	50	49
2.100%, 05/13/2021	50	49
2.000%, 08/19/2021	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Willis North America
3.600%, 05/15/2024	$50	$49
XLIT
5.500%, 03/31/2045	100	104
4.450%, 03/31/2025	100	102

		59,870

Health Care — 3.1%
Abbott Laboratories
4.900%, 11/30/2046	100	111
4.750%, 11/30/2036	50	54
4.750%, 04/15/2043	100	105
3.750%, 11/30/2026	28	28
3.400%, 11/30/2023	70	71
2.950%, 03/15/2025	100	98
2.800%, 09/15/2020	50	50
AbbVie
4.700%, 05/14/2045	35	33
4.500%, 05/14/2035	140	132
4.450%, 05/14/2046	150	135
4.300%, 05/14/2036	50	46
3.600%, 05/14/2025	100	99
3.200%, 11/06/2022	45	45
3.200%, 05/14/2026	100	94
2.900%, 11/06/2022	100	99
2.850%, 05/14/2023	50	49
2.500%, 05/14/2020	100	99
Acadia Healthcare
5.625%, 02/15/2023	100	98
Aetna
3.875%, 08/15/2047	45	39
2.800%, 06/15/2023	25	24
Agilent Technologies
3.050%, 09/22/2026	65	61
AHS Hospital
5.024%, 07/01/2045	25	28
Allergan Finance
3.250%, 10/01/2022	50	49
Allergan Funding SCS
4.850%, 06/15/2044	50	48
4.750%, 03/15/2045	100	97
4.550%, 03/15/2035	100	96
3.850%, 06/15/2024	100	100
3.800%, 03/15/2025	100	100
3.000%, 03/12/2020	50	50
AmerisourceBergen
4.250%, 03/01/2045	25	21
3.450%, 12/15/2027	50	47
3.400%, 05/15/2024	100	98
Amgen
5.150%, 11/15/2041	100	105
4.563%, 06/15/2048	100	98

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 05/01/2045	$125	$119
3.875%, 11/15/2021	100	102
3.125%, 05/01/2025	50	49
2.650%, 05/11/2022	50	49
2.600%, 08/19/2026	100	93
2.250%, 08/19/2023	100	96
1.850%, 08/19/2021	50	48
Anthem
5.100%, 01/15/2044	150	157
4.650%, 01/15/2043	50	50
4.550%, 03/01/2048	50	49
4.101%, 03/01/2028	50	51
3.500%, 08/15/2024	150	150
Ascension Health
3.945%, 11/15/2046	60	59
AstraZeneca
6.450%, 09/15/2037	100	124
4.375%, 11/16/2045	100	97
3.375%, 11/16/2025	100	98
2.375%, 11/16/2020	100	99
Avantor
9.000%, 10/01/2025 (A)	161	166
6.000%, 10/01/2024 (A)	100	102
Bausch Health
6.500%, 03/15/2022 (A)	200	207
6.125%, 04/15/2025 (A)	250	236
5.875%, 05/15/2023 (A)	300	293
5.500%, 03/01/2023 (A)	100	97
5.500%, 11/01/2025 (A)	196	195
Baxalta
5.250%, 06/23/2045	15	15
2.875%, 06/23/2020	15	15
Baxter International
3.500%, 08/15/2046	100	85
Becton Dickinson
4.685%, 12/15/2044	50	49
4.669%, 06/06/2047	50	50
3.734%, 12/15/2024	50	50
3.700%, 06/06/2027	100	97
3.363%, 06/06/2024	50	49
3.125%, 11/08/2021	100	99
2.894%, 06/06/2022	65	64
2.404%, 06/05/2020	35	35
Biogen
5.200%, 09/15/2045	100	108
3.625%, 09/15/2022	100	102
Boston Scientific
4.000%, 03/01/2028	100	101
3.850%, 05/15/2025	100	101
Bristol-Myers Squibb
4.500%, 03/01/2044	50	50
3.250%, 02/27/2027	100	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 08/01/2042	$100	$82
Cardinal Health
3.410%, 06/15/2027	100	93
2.616%, 06/15/2022	100	97
Catholic Health Initiatives
2.950%, 11/01/2022	100	98
Celgene
5.000%, 08/15/2045	50	50
4.550%, 02/20/2048	100	96
4.350%, 11/15/2047	50	46
3.900%, 02/20/2028	100	99
3.875%, 08/15/2025	50	50
3.625%, 05/15/2024	50	50
3.450%, 11/15/2027	50	48
3.250%, 02/20/2023	100	99
2.875%, 08/15/2020	100	100
2.875%, 02/19/2021	45	45
2.750%, 02/15/2023	50	49
Centene
6.125%, 02/15/2024	276	289
5.625%, 02/15/2021	54	55
5.375%, 06/01/2026 (A)	225	232
4.750%, 01/15/2025	90	91
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	115	110
Charles River Laboratories International
5.500%, 04/01/2026 (A)	100	102
CHS
11.000%, 9.875%, 06/22/2019, 06/30/2023 (A) (C)	175	149
8.625%, 01/15/2024 (A)	55	57
8.125%, 06/30/2024 (A)	133	105
6.250%, 03/31/2023	340	325
Cigna
4.900%, 12/15/2048 (A)	30	31
4.800%, 08/15/2038 (A)	30	31
4.375%, 10/15/2028 (A)	60	61
4.125%, 11/15/2025 (A)	25	25
3.750%, 07/15/2023 (A)	55	56
3.400%, 09/17/2021 (A)	20	20
3.200%, 09/17/2020 (A)	50	50
Cigna Holding
3.875%, 10/15/2047	50	44
3.250%, 04/15/2025	150	146
3.050%, 10/15/2027	30	28
Covidien International Finance
6.550%, 10/15/2037	50	64
CVS Health
5.300%, 12/05/2043	50	52
5.125%, 07/20/2045	55	57
5.050%, 03/25/2048	95	97
4.875%, 07/20/2035	100	101

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.780%, 03/25/2038	$100	$100
4.300%, 03/25/2028	110	112
4.100%, 03/25/2025	50	51
4.000%, 12/05/2023	100	102
3.875%, 07/20/2025	100	100
3.700%, 03/09/2023	85	86
3.350%, 03/09/2021	95	95
2.875%, 06/01/2026	100	93
2.800%, 07/20/2020	100	100
2.750%, 12/01/2022	100	98
2.125%, 06/01/2021	50	49
Danaher
4.375%, 09/15/2045	20	21
3.350%, 09/15/2025	20	20
2.400%, 09/15/2020	100	99
DaVita
5.000%, 05/01/2025	295	284
DJO Finance
8.125%, 06/15/2021 (A)	144	150
Duke University Health System
3.920%, 06/01/2047	125	123
Eagle Holding II
7.625% cash/0% PIK, 05/15/2022 (A)	80	80
Elanco Animal Health
4.900%, 08/28/2028 (A)	75	77
4.272%, 08/28/2023 (A)	110	111
3.912%, 08/27/2021 (A)	25	25
Eli Lilly
3.700%, 03/01/2045	100	96
3.100%, 05/15/2027	124	121
Endo Dac
6.000%, 02/01/2025 (A)	200	155
Endo Finance
5.375%, 01/15/2023 (A)	200	163
Envision Healthcare
8.750%, 10/15/2026 (A)	75	68
Express Scripts Holding
4.800%, 07/15/2046	35	35
4.750%, 11/15/2021	100	104
4.500%, 02/25/2026	50	52
3.500%, 06/15/2024	50	49
3.400%, 03/01/2027	40	38
3.000%, 07/15/2023	50	49
Gilead Sciences
5.650%, 12/01/2041	100	115
4.600%, 09/01/2035	100	102
4.150%, 03/01/2047	100	95
3.700%, 04/01/2024	50	51
3.650%, 03/01/2026	75	75
2.950%, 03/01/2027	100	95
1.950%, 03/01/2022	30	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GlaxoSmithKline Capital
3.875%, 05/15/2028	$50	$52
3.625%, 05/15/2025	85	87
3.375%, 05/15/2023	50	50
3.125%, 05/14/2021	105	106
HCA
5.875%, 03/15/2022	75	79
5.875%, 02/15/2026	200	211
5.875%, 02/01/2029	120	126
5.625%, 09/01/2028	85	88
5.500%, 06/15/2047	40	42
5.375%, 02/01/2025	250	258
5.375%, 09/01/2026	120	123
5.250%, 04/15/2025	40	42
5.250%, 06/15/2026	40	42
5.000%, 03/15/2024	55	57
4.750%, 05/01/2023	35	36
4.500%, 02/15/2027	35	35
Hologic
4.375%, 10/15/2025 (A)	85	84
Humana
3.850%, 10/01/2024	100	100
2.900%, 12/15/2022	50	49
2.500%, 12/15/2020	25	25
IQVIA
4.875%, 05/15/2023 (A)	140	142
Johnson & Johnson
3.700%, 03/01/2046	100	98
3.625%, 03/03/2037	32	32
2.950%, 03/03/2027	50	49
2.450%, 12/05/2021	50	49
2.450%, 03/01/2026	50	48
2.250%, 03/03/2022	50	49
2.050%, 03/01/2023	50	49
1.650%, 03/01/2021	50	49
Kaiser Foundation Hospitals
4.150%, 05/01/2047	20	21
3.150%, 05/01/2027	25	24
Kinetic Concepts
7.875%, 02/15/2021 (A)	50	51
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	47
2.625%, 02/01/2020	50	50
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	200	169
4.875%, 04/15/2020 (A)	129	127
McKesson
4.750%, 05/30/2029	25	26
3.796%, 03/15/2024	50	50
MEDNAX
6.250%, 01/15/2027 (A)	30	30
5.250%, 12/01/2023	100	100

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/2044	$50	$53
4.625%, 03/15/2045	100	109
4.375%, 03/15/2035	50	53
3.500%, 03/15/2025	100	102
2.750%, 04/01/2023	100	99
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	51
Merck
4.150%, 05/18/2043	100	103
3.700%, 02/10/2045	50	49
2.800%, 05/18/2023	100	100
2.750%, 02/10/2025	100	98
2.350%, 02/10/2022	100	99
Molina Healthcare
5.375%, 11/15/2022	75	77
Mount Sinai Hospitals Group
3.981%, 07/01/2048	50	47
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	140	139
Mylan
5.250%, 06/15/2046	65	58
5.200%, 04/15/2048	50	43
4.550%, 04/15/2028	50	48
3.950%, 06/15/2026	100	95
Northwell Healthcare
4.260%, 11/01/2047	100	96
Novartis Capital
4.400%, 05/06/2044	50	55
4.000%, 11/20/2045	100	103
3.400%, 05/06/2024	100	102
3.100%, 05/17/2027	30	30
3.000%, 11/20/2025	100	99
2.400%, 05/17/2022	50	49
1.800%, 02/14/2020	25	25
NYU Langone Hospitals
4.368%, 07/01/2047	25	25
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	50	48
Partners Healthcare System
3.765%, 07/01/2048	100	91
Pfizer
7.200%, 03/15/2039	50	71
4.400%, 05/15/2044	50	54
4.125%, 12/15/2046	65	68
3.400%, 05/15/2024	50	51
3.000%, 12/15/2026	100	98
2.750%, 06/03/2026	50	49
2.200%, 12/15/2021	100	98
1.950%, 06/03/2021	50	49
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prestige Brands
6.375%, 03/01/2024 (A)	$40	$40
Providence St. Joseph Health Obligated Group
3.930%, 10/01/2048	35	33
Quest Diagnostics
3.500%, 03/30/2025	100	98
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	175	175
8.250%, 05/01/2023 (A)	112	118
Sanofi
4.000%, 03/29/2021	50	51
3.625%, 06/19/2028	100	102
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	50	47
2.400%, 09/23/2021	100	97
SSM Health Care
3.688%, 06/01/2023	50	51
Stryker
4.625%, 03/15/2046	30	31
3.500%, 03/15/2026	25	25
3.375%, 05/15/2024	100	100
3.375%, 11/01/2025	100	99
Takeda Pharmaceutical
5.000%, 11/26/2028 (A)	50	53
4.400%, 11/26/2023 (A)	50	51
Team Health Holdings
6.375%, 02/01/2025 (A)	110	90
Teleflex
4.625%, 11/15/2027	56	55
Tenet Healthcare
7.500%, 01/01/2022 (A)	50	52
6.750%, 06/15/2023	178	175
6.250%, 02/01/2027 (A)	115	116
5.125%, 05/01/2025	200	195
4.625%, 07/15/2024	200	196
Thermo Fisher Scientific
4.150%, 02/01/2024	50	52
4.100%, 08/15/2047	50	48
3.600%, 08/15/2021	100	101
3.200%, 08/15/2027	50	48
3.150%, 01/15/2023	100	99
2.950%, 09/19/2026	105	99
Toledo Hospital
6.015%, 11/15/2048	25	26
5.750%, 11/15/2038	25	27
UnitedHealth Group
6.875%, 02/15/2038	100	134
4.750%, 07/15/2045	50	56
4.625%, 07/15/2035	100	109
4.375%, 03/15/2042	50	52
4.250%, 04/15/2047	31	32

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 01/15/2047	$25	$26
3.875%, 10/15/2020	100	101
3.750%, 07/15/2025	50	52
3.750%, 10/15/2047	50	48
3.450%, 01/15/2027	50	50
3.375%, 04/15/2027	50	50
2.950%, 10/15/2027	50	48
2.700%, 07/15/2020	130	130
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (A)	225	242
8.500%, 01/31/2027 (A)	150	157
Vizient
10.375%, 03/01/2024 (A)	80	87
WellCare Health Plans
5.250%, 04/01/2025	160	162
West Street
6.375%, 09/01/2025 (A)	107	97
Wyeth
5.950%, 04/01/2037	100	124
Zimmer Biomet Holdings
3.700%, 03/19/2023	55	54
3.550%, 04/01/2025	100	97
2.700%, 04/01/2020	100	100
Zoetis
4.500%, 11/13/2025	50	52
3.950%, 09/12/2047	100	91
3.450%, 11/13/2020	25	25
3.000%, 09/12/2027	50	47

		23,913

Industrials — 2.5%
3M MTN
3.125%, 09/19/2046	100	86
3.000%, 08/07/2025	50	50
2.250%, 03/15/2023	85	83
ABB Finance USA
3.800%, 04/03/2028	50	51
3.375%, 04/03/2023	50	50
2.875%, 05/08/2022	50	50
ADT Security
6.250%, 10/15/2021	100	105
AECOM
5.875%, 10/15/2024	150	156
AerCap Ireland Capital
4.625%, 10/30/2020	150	152
4.500%, 05/15/2021	150	152
3.950%, 02/01/2022	75	74
3.500%, 01/15/2025	150	140
Ahern Rentals
7.375%, 05/15/2023 (A)	138	120
Air Lease
3.750%, 02/01/2022	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 06/01/2021	$35	$35
2.750%, 01/15/2023	100	95
Aircastle
7.625%, 04/15/2020	15	16
5.500%, 02/15/2022	30	31
5.125%, 03/15/2021	30	31
5.000%, 04/01/2023	30	30
4.125%, 05/01/2024	30	29
Allegion US Holding
3.550%, 10/01/2027	50	47
3.200%, 10/01/2024	50	47
Allison Transmission
5.000%, 10/01/2024 (A)	45	44
American Airlines Group
4.625%, 03/01/2020 (A)	100	100
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	88	86
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	92	88
Amsted Industries
5.000%, 03/15/2022 (A)	50	49
Aptim
7.750%, 06/15/2025 (A)	50	39
Arconic
5.125%, 10/01/2024	100	101
Avolon Holdings Funding
5.500%, 01/15/2023 (A)	135	137
5.125%, 10/01/2023 (A)	50	51
BBA US Holdings
5.375%, 05/01/2026 (A)	40	40
BCD Acquisition
9.625%, 09/15/2023 (A)	125	132
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	100	93
Boeing
3.625%, 03/01/2048	20	19
3.550%, 03/01/2038	30	29
3.250%, 03/01/2028	50	49
2.800%, 03/01/2023	50	50
2.800%, 03/01/2027	50	48
Bombardier
8.750%, 12/01/2021 (A)	100	106
7.500%, 12/01/2024 (A)	89	86
7.500%, 03/15/2025 (A)	260	251
6.000%, 10/15/2022 (A)	100	96
Brand Industrial Services
8.500%, 07/15/2025 (A)	78	70
Brink’s
4.625%, 10/15/2027 (A)	97	92

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Builders FirstSource
5.625%, 09/01/2024 (A)	$100	$95
Burlington Northern Santa Fe
4.900%, 04/01/2044	50	56
4.550%, 09/01/2044	100	106
4.150%, 04/01/2045	50	50
4.150%, 12/15/2048	55	56
4.050%, 06/15/2048	65	65
3.400%, 09/01/2024	50	51
3.000%, 04/01/2025	100	99
BWAY Holding
7.250%, 04/15/2025 (A)	145	134
5.500%, 04/15/2024 (A)	120	117
Canadian National Railway
3.200%, 08/02/2046	50	43
2.950%, 11/21/2024	50	49
Canadian Pacific Railway
6.125%, 09/15/2115	30	35
4.800%, 09/15/2035	20	21
Carlisle
3.750%, 12/01/2027	50	48
Caterpillar
4.300%, 05/15/2044	100	102
3.400%, 05/15/2024	50	51
Caterpillar Financial Services
1.700%, 08/09/2021	50	49
Caterpillar Financial Services MTN
3.350%, 12/07/2020	50	50
2.400%, 06/06/2022	100	98
1.850%, 09/04/2020	100	99
CFX Escrow
6.000%, 02/15/2024 (A)	20	20
Cintas No. 2
3.700%, 04/01/2027	50	50
2.900%, 04/01/2022	50	49
Cloud Crane
10.125%, 08/01/2024 (A)	45	48
CNH Industrial MTN
3.850%, 11/15/2027	35	32
CNH Industrial Capital
4.875%, 04/01/2021	25	26
4.375%, 11/06/2020	35	35
4.375%, 04/05/2022	25	25
3.875%, 10/15/2021	20	20
Core & Main
6.125%, 08/15/2025 (A)	95	90
CSX
4.650%, 03/01/2068	50	47
4.300%, 03/01/2048	50	49
4.250%, 11/01/2066	50	45
4.100%, 03/15/2044	75	71
3.800%, 03/01/2028	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 11/01/2046	$50	$45
3.400%, 08/01/2024	50	50
3.250%, 06/01/2027	50	48
2.600%, 11/01/2026	50	46
Deere
3.900%, 06/09/2042	100	98
2.600%, 06/08/2022	50	50
Delta Air Lines
4.375%, 04/19/2028	50	48
3.800%, 04/19/2023	30	29
3.625%, 03/15/2022	50	50
2.875%, 03/13/2020	30	30
2.600%, 12/04/2020	45	44
Dover
5.375%, 03/01/2041	100	108
Eaton
4.000%, 11/02/2032	50	50
2.750%, 11/02/2022	50	49
Emerson Electric
2.625%, 02/15/2023	75	74
Equifax
2.300%, 06/01/2021	50	48
FedEx
5.100%, 01/15/2044	50	51
4.400%, 01/15/2047	50	45
4.200%, 10/17/2028	100	101
4.050%, 02/15/2048	50	43
3.900%, 02/01/2035	100	92
3.400%, 02/15/2028	50	48
Flex Acquisition
7.875%, 07/15/2026 (A)	80	76
6.875%, 01/15/2025 (A)	60	56
Fluor
3.500%, 12/15/2024	100	98
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	40	40
FXI Holdings
7.875%, 11/01/2024 (A)	75	71
Gates Global
6.000%, 07/15/2022 (A)	54	54
GATX
3.250%, 09/15/2026	100	93
2.600%, 03/30/2020	100	99
GE Capital International Funding
4.418%, 11/15/2035	51	46
2.342%, 11/15/2020	150	146
General Dynamics
3.000%, 05/11/2021	50	50
2.375%, 11/15/2024	100	96
2.250%, 11/15/2022	100	98

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric
6.750%, 03/15/2032	$101	$111
2.700%, 10/09/2022	75	72
General Electric MTN
6.875%, 01/10/2039	115	127
5.300%, 02/11/2021	125	128
Grinding Media
7.375%, 12/15/2023 (A)	100	101
H&E Equipment Services
5.625%, 09/01/2025	88	86
Harris
4.854%, 04/27/2035	35	36
4.400%, 06/15/2028	150	155
3.832%, 04/27/2025	50	50
Hertz
7.625%, 06/01/2022 (A)	50	50
5.500%, 10/15/2024 (A)	140	115
Honeywell International
1.850%, 11/01/2021	50	49
Hubbell
3.350%, 03/01/2026	50	47
Icahn Enterprises
6.375%, 12/15/2025	75	77
IHS Markit
4.125%, 08/01/2023	25	25
Illinois Tool Works
3.500%, 03/01/2024	100	102
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	50	57
4.250%, 06/15/2023	50	52
Intrepid Aviation Group Holdings
8.500%, 08/15/2021 (A)	50	50
JB Hunt Transport Services
3.300%, 08/15/2022	50	50
John Deere Capital
2.550%, 01/08/2021	100	99
John Deere Capital MTN
3.350%, 06/12/2024	100	101
2.800%, 03/06/2023	100	99
2.650%, 01/06/2022	100	99
2.650%, 06/24/2024	50	49
Johnson Controls International
4.950%, 07/02/2064	25	22
4.625%, 07/02/2044	100	93
3.625%, 07/02/2024	50	49
Kansas City Southern
4.950%, 08/15/2045	100	101
L3 Technologies
4.950%, 02/15/2021	100	103
Lockheed Martin
4.700%, 05/15/2046	100	109
4.500%, 05/15/2036	100	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 03/01/2045	$100	$95
3.550%, 01/15/2026	100	101
2.900%, 03/01/2025	25	25
2.500%, 11/23/2020	100	100
Masco
4.375%, 04/01/2026	50	50
3.500%, 04/01/2021	65	65
Masonite International
5.625%, 03/15/2023 (A)	63	64
Multi-Color
4.875%, 11/01/2025 (A)	153	145
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	58
Navistar International
6.625%, 11/01/2025 (A)	26	26
NCI Building Systems
8.000%, 04/15/2026 (A)	55	52
Nielsen Finance
5.000%, 04/15/2022 (A)	150	150
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	101
Norfolk Southern
4.450%, 06/15/2045	100	101
3.950%, 10/01/2042	100	94
3.942%, 11/01/2047	95	89
3.250%, 12/01/2021	75	75
2.900%, 06/15/2026	35	33
Northrop Grumman
4.750%, 06/01/2043	25	26
4.030%, 10/15/2047	75	72
3.850%, 04/15/2045	100	93
3.250%, 08/01/2023	50	50
3.250%, 01/15/2028	65	63
2.080%, 10/15/2020	60	59
Novelis
5.875%, 09/30/2026 (A)	250	241
Owens Corning
4.300%, 07/15/2047	50	37
4.200%, 12/01/2024	100	99
PACCAR Financial MTN
2.800%, 03/01/2021	35	35
2.300%, 08/10/2022	50	48
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	100	101
5.250%, 08/15/2022 (A)	35	36
4.500%, 03/15/2023 (A)	238	234
Parker-Hannifin MTN
4.200%, 11/21/2034	135	138
Pitney Bowes
3.875%, 10/01/2021	100	98
Plastipak Holdings
6.250%, 10/15/2025 (A)	50	45

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raytheon
3.125%, 10/15/2020	$100	$101
2.500%, 12/15/2022	100	98
RBS Global
4.875%, 12/15/2025 (A)	87	84
Republic Services
3.550%, 06/01/2022	50	51
2.900%, 07/01/2026	100	95
Rockwell Collins
4.350%, 04/15/2047	25	24
3.200%, 03/15/2024	50	49
2.800%, 03/15/2022	50	49
Roper Technologies
3.850%, 12/15/2025	25	25
3.800%, 12/15/2026	150	147
3.000%, 12/15/2020	100	100
Ryder System MTN
2.875%, 09/01/2020	50	50
2.650%, 03/02/2020	100	99
Sensata Technologies
5.000%, 10/01/2025 (A)	40	40
4.875%, 10/15/2023 (A)	100	100
Snap-on
4.100%, 03/01/2048	40	39
Spirit AeroSystems
3.850%, 06/15/2026	25	24
Stanley Black & Decker
2.900%, 11/01/2022	100	99
Terex
5.625%, 02/01/2025 (A)	105	102
Tervita Escrow
7.625%, 12/01/2021 (A)	50	49
Textron
3.375%, 03/01/2028	100	93
Titan Acquisition
7.750%, 04/15/2026 (A)	100	88
TransDigm
6.500%, 07/15/2024	100	99
6.500%, 05/15/2025	25	24
6.375%, 06/15/2026	100	96
6.250%, 03/15/2026 (A)	220	223
6.000%, 07/15/2022	200	202
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	45	44
Tutor Perini
6.875%, 05/01/2025 (A)	85	84
Union Pacific
4.163%, 07/15/2022	100	103
4.050%, 03/01/2046	50	47
4.000%, 04/15/2047	50	47
3.875%, 02/01/2055	100	88
3.799%, 10/01/2051	55	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 09/15/2037	$20	$18
3.000%, 04/15/2027	50	48
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	40	41
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	46	44
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	95	88
United Parcel Service
6.200%, 01/15/2038	50	63
3.750%, 11/15/2047	50	47
3.400%, 11/15/2046	50	43
3.125%, 01/15/2021	50	50
3.050%, 11/15/2027	50	49
2.800%, 11/15/2024	50	49
2.500%, 04/01/2023	50	49
2.400%, 11/15/2026	50	47
2.350%, 05/16/2022	50	49
2.050%, 04/01/2021	50	49
United Rentals North America
6.500%, 12/15/2026	50	52
5.500%, 07/15/2025	325	329
5.500%, 05/15/2027	140	138
4.875%, 01/15/2028	154	146
4.625%, 07/15/2023	85	86
United Technologies
4.625%, 11/16/2048	25	26
4.500%, 04/15/2020	100	102
4.500%, 06/01/2042	100	101
4.450%, 11/16/2038	20	20
4.125%, 11/16/2028	30	31
3.950%, 08/16/2025	15	15
3.650%, 08/16/2023	20	20
3.350%, 08/16/2021	10	10
3.125%, 05/04/2027	100	95
3.100%, 06/01/2022	75	75
USG
4.875%, 06/01/2027 (A)	130	132
Verisk Analytics
5.500%, 06/15/2045	100	102
Vertiv Group
9.250%, 10/15/2024 (A)	40	37
Vertiv Intermediate Holding
12.000% cash/0% PIK, 02/15/2022 (A)	90	86
Wabtec
3.450%, 11/15/2026	100	89
Waste Management
4.750%, 06/30/2020	50	51
4.100%, 03/01/2045	50	50

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 11/15/2027	$50	$49
3.125%, 03/01/2025	50	49
Waste Pro USA
5.500%, 02/15/2026 (A)	100	97
WW Grainger
4.600%, 06/15/2045	50	52
4.200%, 05/15/2047	50	48
XPO Logistics
6.500%, 06/15/2022 (A)	117	119
Xylem
4.375%, 11/01/2046	50	48

		19,154

Information Technology — 2.1%
Adobe
3.250%, 02/01/2025	50	50
Amphenol
3.200%, 04/01/2024	100	97
2.200%, 04/01/2020	100	99
Analog Devices
3.900%, 12/15/2025	100	99
3.500%, 12/05/2026	50	48
Apple
4.500%, 02/23/2036	100	107
4.375%, 05/13/2045	50	53
4.250%, 02/09/2047	50	51
3.850%, 05/04/2043	100	98
3.850%, 08/04/2046	95	92
3.750%, 09/12/2047	100	95
3.750%, 11/13/2047	50	48
3.350%, 02/09/2027	50	50
3.250%, 02/23/2026	150	150
3.200%, 05/11/2027	100	99
3.000%, 06/20/2027	100	98
2.850%, 05/06/2021	75	75
2.850%, 05/11/2024	50	50
2.500%, 02/09/2022	100	99
2.500%, 02/09/2025	75	73
2.450%, 08/04/2026	50	47
2.400%, 01/13/2023	100	98
2.300%, 05/11/2022	100	99
2.250%, 02/23/2021	90	89
1.550%, 08/04/2021	100	97
Applied Materials
5.100%, 10/01/2035	35	39
4.350%, 04/01/2047	45	45
3.900%, 10/01/2025	35	36
3.300%, 04/01/2027	55	55
2.625%, 10/01/2020	50	50
Arrow Electronics
4.000%, 04/01/2025	100	97
3.250%, 09/08/2024	100	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Autodesk
4.375%, 06/15/2025	$100	$102
Automatic Data Processing
3.375%, 09/15/2025	25	25
2.250%, 09/15/2020	50	50
Avnet
4.625%, 04/15/2026	25	25
3.750%, 12/01/2021	25	25
Broadcom
3.875%, 01/15/2027	50	46
3.500%, 01/15/2028	50	44
3.125%, 01/15/2025	35	32
2.650%, 01/15/2023	50	48
2.200%, 01/15/2021	50	49
CA
4.700%, 03/15/2027	50	48
3.600%, 08/01/2020	50	50
Camelot Finance
7.875%, 10/15/2024 (A)	50	51
CDK Global
5.875%, 06/15/2026	25	25
5.000%, 10/15/2024	10	10
4.875%, 06/01/2027	70	68
CDW
5.000%, 09/01/2023	131	131
5.000%, 09/01/2025	70	70
Cisco Systems
5.900%, 02/15/2039	100	127
5.500%, 01/15/2040	100	121
2.950%, 02/28/2026	100	98
2.500%, 09/20/2026	50	48
2.200%, 02/28/2021	50	49
CommScope
5.000%, 06/15/2021 (A)	150	149
CommScope Technologies
6.000%, 06/15/2025 (A)	82	77
5.000%, 03/15/2027 (A)	65	56
Corning
4.375%, 11/15/2057	100	88
Dell International
8.350%, 07/15/2046 (A)	100	118
8.100%, 07/15/2036 (A)	50	57
7.125%, 06/15/2024 (A)	100	105
6.020%, 06/15/2026 (A)	100	105
5.875%, 06/15/2021 (A)	171	174
5.450%, 06/15/2023 (A)	115	120
4.420%, 06/15/2021 (A)	100	102
DXC Technology
4.750%, 04/15/2027	100	99
Entegris
4.625%, 02/10/2026 (A)	50	48

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exela Intermediate
10.000%, 07/15/2023 (A)	$100	$100
Fidelity National Information Services
4.750%, 05/15/2048	50	47
4.500%, 08/15/2046	25	23
4.250%, 05/15/2028	40	40
3.625%, 10/15/2020	112	113
3.500%, 04/15/2023	53	53
3.000%, 08/15/2026	50	46
2.250%, 08/15/2021	53	52
First Data
5.750%, 01/15/2024 (A)	200	206
5.375%, 08/15/2023 (A)	200	204
5.000%, 01/15/2024 (A)	100	102
Flex
4.750%, 06/15/2025	50	51
FLIR Systems
3.125%, 06/15/2021	50	49
Gartner
5.125%, 04/01/2025 (A)	100	99
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	123
Genpact Luxembourg Sarl
3.700%, 04/01/2022	100	97
GTT Communications
7.875%, 12/31/2024 (A)	84	74
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	145
8.375%, 08/15/2022 (A)	50	47
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	51
6.200%, 10/15/2035	50	52
4.900%, 10/15/2025	100	104
4.400%, 10/15/2022	50	52
3.600%, 10/15/2020	50	50
Hughes Satellite Systems
6.625%, 08/01/2026	85	82
5.250%, 08/01/2026	105	100
IBM Credit
3.600%, 11/30/2021	100	101
1.800%, 01/20/2021	100	98
Infor
5.750%, 08/15/2020 (A)	20	20
Infor Software Parent
7.125% cash/0% PIK, 05/01/2021 (A)	100	101
Infor US
6.500%, 05/15/2022	201	205
Informatica
7.125%, 07/15/2023 (A)	101	101
Ingram Micro
5.450%, 12/15/2024	80	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intel
4.100%, 05/11/2047	$50	$51
3.734%, 12/08/2047	197	189
3.700%, 07/29/2025	45	46
3.300%, 10/01/2021	100	102
2.875%, 05/11/2024	50	50
2.700%, 12/15/2022	50	50
2.600%, 05/19/2026	50	48
2.450%, 07/29/2020	85	85
International Business Machines
4.000%, 06/20/2042	100	94
3.625%, 02/12/2024	50	51
2.875%, 11/09/2022	100	99
2.500%, 01/27/2022	100	98
2.250%, 02/19/2021	100	98
j2 Cloud Services
6.000%, 07/15/2025 (A)	95	95
Jabil
3.950%, 01/12/2028	55	49
Keysight Technologies
4.600%, 04/06/2027	65	66
Lam Research
2.750%, 03/15/2020	100	100
Mastercard
3.375%, 04/01/2024	100	102
2.000%, 11/21/2021	90	89
Microsoft
4.500%, 10/01/2040	100	111
4.450%, 11/03/2045	100	111
4.250%, 02/06/2047	100	109
3.950%, 08/08/2056	50	50
3.700%, 08/08/2046	100	99
3.500%, 02/12/2035	50	49
3.450%, 08/08/2036	100	98
3.300%, 02/06/2027	100	101
2.875%, 02/06/2024	35	35
2.700%, 02/12/2025	100	99
2.400%, 08/08/2026	50	48
2.375%, 02/12/2022	100	99
2.000%, 11/03/2020	100	99
2.000%, 08/08/2023	100	97
1.550%, 08/08/2021	100	98
Motorola Solutions
4.000%, 09/01/2024	100	98
3.500%, 03/01/2023	100	98
NetApp
3.375%, 06/15/2021	50	50
Nuance Communications
5.625%, 12/15/2026	115	113
NVIDIA
3.200%, 09/16/2026	50	49
2.200%, 09/16/2021	30	29

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Open Text
5.875%, 06/01/2026 (A)	$110	$113
5.625%, 01/15/2023 (A)	40	41
Oracle
5.375%, 07/15/2040	150	172
4.375%, 05/15/2055	100	100
4.300%, 07/08/2034	100	105
4.125%, 05/15/2045	100	98
4.000%, 07/15/2046	50	48
4.000%, 11/15/2047	70	68
3.850%, 07/15/2036	50	48
3.400%, 07/08/2024	100	102
3.250%, 11/15/2027	100	99
2.950%, 11/15/2024	100	99
2.800%, 07/08/2021	75	75
2.650%, 07/15/2026	40	38
2.625%, 02/15/2023	70	69
2.400%, 09/15/2023	50	49
1.900%, 09/15/2021	60	59
Plantronics
5.500%, 05/31/2023 (A)	100	96
PTC
6.000%, 05/15/2024	98	102
Qorvo
5.500%, 07/15/2026 (A)	60	60
QUALCOMM
4.800%, 05/20/2045	100	97
4.650%, 05/20/2035	100	99
4.300%, 05/20/2047	130	119
3.450%, 05/20/2025	100	98
3.250%, 05/20/2027	50	47
2.900%, 05/20/2024	50	48
2.600%, 01/30/2023	100	98
Rackspace Hosting
8.625%, 11/15/2024 (A)	100	84
salesforce.com
3.700%, 04/11/2028	50	51
Seagate HDD Cayman
4.750%, 01/01/2025	100	95
Solera
10.500%, 03/01/2024 (A)	150	163
Symantec
5.000%, 04/15/2025 (A)	90	90
Texas Instruments
2.625%, 05/15/2024	100	98
1.850%, 05/15/2022	100	96
1.750%, 05/01/2020	100	99
TIBCO Software
11.375%, 12/01/2021 (A)	100	105
Total System Services
4.450%, 06/01/2028	50	50
3.750%, 06/01/2023	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tyco Electronics Group
3.125%, 08/15/2027	$100	$94
VeriSign
5.250%, 04/01/2025	100	103
Veritas US
10.500%, 02/01/2024 (A)	120	87
ViaSat
5.625%, 09/15/2025 (A)	48	45
Visa
4.300%, 12/14/2045	100	108
4.150%, 12/14/2035	130	138
3.650%, 09/15/2047	100	97
2.800%, 12/14/2022	100	100
2.200%, 12/14/2020	100	99
VMware
3.900%, 08/21/2027	30	29
2.950%, 08/21/2022	60	58
2.300%, 08/21/2020	60	59
West
8.500%, 10/15/2025 (A)	100	83
Western Digital
4.750%, 02/15/2026	200	186
Western Union
4.250%, 06/09/2023	50	51
Xerox
3.625%, 03/15/2023	100	95
Xilinx
3.000%, 03/15/2021	50	50

		16,044

Materials — 1.2%
Air Products & Chemicals
3.350%, 07/31/2024	100	101
Albemarle
4.150%, 12/01/2024	100	101
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	208
ArcelorMittal
7.000%, 10/15/2039	24	26
6.250%, 02/25/2022	20	21
6.125%, 06/01/2025	15	16
5.500%, 03/01/2021	25	26
5.250%, 08/05/2020	30	31
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	284
4.625%, 05/15/2023 (A)	150	150
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	146
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	75	74
Ball
5.250%, 07/01/2025	190	199

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 12/15/2020	$60	$61
Barrick
5.250%, 04/01/2042	100	104
Bemis
3.100%, 09/15/2026	50	46
Berry Global
5.500%, 05/15/2022	100	101
4.500%, 02/15/2026 (A)	100	94
BHP Billiton Finance USA
5.000%, 09/30/2043	100	115
2.875%, 02/24/2022	55	55
Big River Steel
7.250%, 09/01/2025 (A)	110	115
Blue Cube Spinco
10.000%, 10/15/2025	100	114
Celanese US Holdings
5.875%, 06/15/2021	30	31
4.625%, 11/15/2022	30	31
Chemours
6.625%, 05/15/2023	80	83
5.375%, 05/15/2027	75	72
Cleveland-Cliffs
5.750%, 03/01/2025	100	97
Crown Americas
4.750%, 02/01/2026	85	83
CVR Partners
9.250%, 06/15/2023 (A)	85	89
Dow Chemical
4.375%, 11/15/2042	50	46
4.250%, 11/15/2020	100	102
4.250%, 10/01/2034	100	94
3.500%, 10/01/2024	50	49
3.000%, 11/15/2022	50	50
DowDuPont
5.419%, 11/15/2048	75	82
5.319%, 11/15/2038	35	38
4.725%, 11/15/2028	100	106
3.766%, 11/15/2020	20	20
Eastman Chemical
4.650%, 10/15/2044	50	47
3.800%, 03/15/2025	100	98
Ecolab
4.350%, 12/08/2021	82	85
3.950%, 12/01/2047	20	19
3.250%, 12/01/2027	35	34
2.700%, 11/01/2026	20	19
2.375%, 08/10/2022	50	49
Fibria Overseas Finance
5.500%, 01/17/2027	50	51
4.000%, 01/14/2025	50	49
FMG Resources August 2006 Pty
4.750%, 05/15/2022 (A)	125	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
4.550%, 11/14/2024	$100	$96
3.875%, 03/15/2023	100	95
Georgia-Pacific
8.875%, 05/15/2031	100	146
Goldcorp
3.700%, 03/15/2023	100	100
Greif
6.500%, 03/01/2027 (A)	60	60
Hexion
10.375%, 02/01/2022 (A)	90	72
Hudbay Minerals
7.625%, 01/15/2025 (A)	50	51
International Flavors & Fragrances
4.375%, 06/01/2047	30	28
International Paper
7.500%, 08/15/2021	68	75
5.150%, 05/15/2046	100	98
4.800%, 06/15/2044	100	94
4.750%, 02/15/2022	46	48
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	75	78
Koppers
6.000%, 02/15/2025 (A)	100	89
Lubrizol
6.500%, 10/01/2034	100	128
LYB International Finance BV
4.875%, 03/15/2044	50	48
LYB International Finance II BV
3.500%, 03/02/2027	64	61
LyondellBasell Industries
4.625%, 02/26/2055	100	88
Martin Marietta Materials
4.250%, 07/02/2024	50	51
Momentive Performance Materials
3.880%, 10/24/2021	145	155
Mosaic
4.250%, 11/15/2023	25	26
Newmont Mining
6.250%, 10/01/2039	50	57
4.875%, 03/15/2042	25	25
3.500%, 03/15/2022	100	100
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	86
Nucor
6.400%, 12/01/2037	100	123
4.000%, 08/01/2023	100	103
Nutrien
5.250%, 01/15/2045	70	71
4.125%, 03/15/2035	200	180
4.000%, 12/15/2026	50	48
3.625%, 03/15/2024	50	49

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 04/01/2025	$100	$94
Olin
5.125%, 09/15/2027	90	88
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	95	98
5.000%, 01/15/2022 (A)	15	15
Packaging Corp of America
2.450%, 12/15/2020	35	34
PQ
6.750%, 11/15/2022 (A)	50	52
Praxair
3.200%, 01/30/2026	100	98
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	89
Rayonier AM Products
5.500%, 06/01/2024 (A)	100	90
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	100	102
5.125%, 07/15/2023 (A)	150	151
Rio Tinto Finance USA
3.750%, 06/15/2025	150	154
RPM International
5.250%, 06/01/2045	50	49
Sherwin-Williams
4.500%, 06/01/2047	129	122
3.125%, 06/01/2024	25	24
2.250%, 05/15/2020	50	49
Sonoco Products
5.750%, 11/01/2040	100	108
Southern Copper
6.750%, 04/16/2040	100	115
3.875%, 04/23/2025	60	59
SPCM
4.875%, 09/15/2025 (A)	75	70
Standard Industries
6.000%, 10/15/2025 (A)	100	100
5.500%, 02/15/2023 (A)	150	153
5.375%, 11/15/2024 (A)	50	50
4.750%, 01/15/2028 (A)	185	167
Steel Dynamics
5.500%, 10/01/2024	100	103
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	147	143
Teck Resources
8.500%, 06/01/2024 (A)	50	54
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	68
Tronox
6.500%, 04/15/2026 (A)	100	87
United States Steel
6.875%, 08/15/2025	121	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Concrete
6.375%, 06/01/2024	$100	$97
Vale Overseas
6.250%, 08/10/2026	100	107
4.375%, 01/11/2022	40	40
Vulcan Materials
4.700%, 03/01/2048	50	44
WR Grace & Company
5.125%, 10/01/2021 (A)	100	103
WRKCo
4.900%, 03/15/2029 (A)	50	52
3.000%, 09/15/2024 (A)	100	95

		9,605

Real Estate — 1.0%
Alexandria Real Estate Equities
4.600%, 04/01/2022	100	103
American Campus Communities Operating Partnership
3.625%, 11/15/2027	80	76
3.350%, 10/01/2020	50	50
American Tower
4.000%, 06/01/2025	100	100
3.450%, 09/15/2021	50	50
3.300%, 02/15/2021	100	100
3.125%, 01/15/2027	100	93
2.800%, 06/01/2020	100	100
AvalonBay Communities MTN
3.500%, 11/15/2025	100	100
3.350%, 05/15/2027	50	49
Boston Properties
4.500%, 12/01/2028	20	21
3.200%, 01/15/2025	50	48
3.125%, 09/01/2023	50	49
Brixmor Operating Partnership
4.125%, 06/15/2026	25	24
3.875%, 08/15/2022	30	30
3.650%, 06/15/2024	50	49
3.250%, 09/15/2023	50	49
Camden Property Trust
4.100%, 10/15/2028	20	20
CBL & Associates
5.950%, 12/15/2026	75	60
Corporate Office Properties
5.000%, 07/01/2025	50	51
Crown Castle International
5.250%, 01/15/2023	50	53
4.750%, 05/15/2047	25	24
4.450%, 02/15/2026	65	66
4.000%, 03/01/2027	20	20
3.800%, 02/15/2028	50	49
3.650%, 09/01/2027	35	34

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 02/15/2021	$55	$55
3.200%, 09/01/2024	35	33
3.150%, 07/15/2023	30	29
2.250%, 09/01/2021	55	53
CubeSmart
3.125%, 09/01/2026	50	46
CyrusOne
5.000%, 03/15/2024	100	101
Digital Realty Trust
3.950%, 07/01/2022	100	101
3.700%, 08/15/2027	50	48
2.750%, 02/01/2023	50	48
Duke Realty
3.875%, 10/15/2022	50	50
EPR Properties
4.750%, 12/15/2026	50	50
Equinix
5.875%, 01/15/2026	250	258
5.375%, 01/01/2022	100	102
5.375%, 05/15/2027	40	40
ERP Operating
4.000%, 08/01/2047	50	47
3.375%, 06/01/2025	100	99
3.250%, 08/01/2027	50	49
Essex Portfolio
4.500%, 03/15/2048	50	49
3.375%, 04/15/2026	50	48
Federal Realty Investment Trust
4.500%, 12/01/2044	50	51
Five Point Operating
7.875%, 11/15/2025 (A)	100	96
GLP Capital
5.750%, 06/01/2028	15	16
5.375%, 11/01/2023	15	15
5.375%, 04/15/2026	30	31
5.250%, 06/01/2025	15	15
4.875%, 11/01/2020	40	41
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	80	79
HCP
4.000%, 12/01/2022	50	50
4.000%, 06/01/2025	100	100
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	38
Highwoods Realty
3.200%, 06/15/2021	100	99
Hospitality Properties Trust
4.950%, 02/15/2027	70	68
4.500%, 03/15/2025	50	47
4.375%, 02/15/2030	50	45
3.950%, 01/15/2028	30	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Host Hotels & Resorts
4.000%, 06/15/2025	$65	$64
3.875%, 04/01/2024	50	49
Howard Hughes
5.375%, 03/15/2025 (A)	100	99
Hudson Pacific Properties
3.950%, 11/01/2027	50	47
Iron Mountain
6.000%, 08/15/2023	100	103
4.875%, 09/15/2027 (A)	125	115
Kilroy Realty
4.375%, 10/01/2025	100	101
Kimco Realty
4.450%, 09/01/2047	50	47
3.200%, 05/01/2021	45	45
Lamar Media
5.375%, 01/15/2024	100	102
Liberty Property
3.375%, 06/15/2023	95	94
Life Storage
3.875%, 12/15/2027	50	48
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	75	76
4.500%, 09/01/2026	135	128
Mid-America Apartments
4.000%, 11/15/2025	50	50
3.600%, 06/01/2027	50	49
MPT Operating Partnership
6.375%, 03/01/2024	100	105
5.250%, 08/01/2026	75	75
National Retail Properties
4.000%, 11/15/2025	65	65
3.600%, 12/15/2026	50	49
3.500%, 10/15/2027	50	48
Newmark Group
6.125%, 11/15/2023 (A)	55	55
Office Properties Income Trust
4.500%, 02/01/2025	100	95
Physicians Realty
3.950%, 01/15/2028	50	47
Prologis
3.750%, 11/01/2025	65	66
Public Storage
3.094%, 09/15/2027	30	29
2.370%, 09/15/2022	100	97
Realogy Group
5.250%, 12/01/2021 (A)	100	100
4.875%, 06/01/2023 (A)	50	45
Realty Income
4.650%, 08/01/2023	50	52
3.250%, 10/15/2022	60	60

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Regency Centers
4.400%, 02/01/2047	$35	$32
3.600%, 02/01/2027	30	29
Sabra Health Care
5.500%, 02/01/2021	50	50
SBA Communications
4.875%, 07/15/2022	100	101
4.875%, 09/01/2024	150	150
Simon Property Group
4.250%, 11/30/2046	50	50
3.250%, 11/30/2026	50	49
2.750%, 06/01/2023	50	49
2.625%, 06/15/2022	50	49
2.500%, 09/01/2020	100	99
SITE Centers
4.700%, 06/01/2027	35	35
3.625%, 02/01/2025	87	84
Tanger Properties
3.125%, 09/01/2026	50	46
UDR MTN
3.750%, 07/01/2024	100	99
Uniti Group
8.250%, 10/15/2023	110	102
7.125%, 12/15/2024 (A)	100	88
6.000%, 04/15/2023 (A)	33	31
Ventas Realty
4.000%, 03/01/2028	100	98
3.250%, 10/15/2026	50	47
2.700%, 04/01/2020	80	80
VEREIT Operating Partnership
4.875%, 06/01/2026	30	31
4.600%, 02/06/2024	25	25
4.125%, 06/01/2021	20	20
3.950%, 08/15/2027	40	38
Vornado Realty
3.500%, 01/15/2025	50	48
Washington Prime Group
5.950%, 08/15/2024	50	45
Welltower
6.500%, 03/15/2041	70	83
4.950%, 01/15/2021	45	46
4.250%, 04/01/2026	50	50
WeWork
7.875%, 05/01/2025 (A)	80	72
Weyerhaeuser
7.375%, 03/15/2032	100	123
WP Carey
4.600%, 04/01/2024	50	51

		7,797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 1.7%
AEP Texas
3.800%, 10/01/2047	$100	$90
AEP Transmission
3.750%, 12/01/2047	50	47
AES
6.000%, 05/15/2026	100	105
4.500%, 03/15/2023	145	146
Alabama Power
3.750%, 03/01/2045	100	93
Ameren
2.700%, 11/15/2020	100	99
Ameren Illinois
3.800%, 05/15/2028	25	26
3.250%, 03/01/2025	100	99
American Water Capital
6.593%, 10/15/2037	100	128
AmeriGas Partners
5.750%, 05/20/2027	100	96
5.625%, 05/20/2024	70	69
5.500%, 05/20/2025	90	88
Appalachian Power
7.000%, 04/01/2038	100	127
3.400%, 06/01/2025	50	50
Arizona Public Service
2.950%, 09/15/2027	100	96
Atmos Energy
4.125%, 10/15/2044	100	98
Avangrid
3.150%, 12/01/2024	50	49
Baltimore Gas & Electric
2.400%, 08/15/2026	50	46
Banff Merger Sub Inc
9.750%, 09/01/2026 (A)	95	90
Berkshire Hathaway Energy
6.125%, 04/01/2036	47	57
3.800%, 07/15/2048	25	23
3.250%, 04/15/2028	30	29
2.800%, 01/15/2023	40	39
2.375%, 01/15/2021	25	25
Black Hills
3.950%, 01/15/2026	50	50
Calpine
5.750%, 01/15/2025	200	189
5.500%, 02/01/2024	70	66
5.375%, 01/15/2023	100	97
CenterPoint Energy
2.500%, 09/01/2022	50	48
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	106
4.250%, 02/01/2049	15	15

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CenterPoint Energy Resources
4.500%, 01/15/2021	$50	$51
Clearway Energy Operating
5.750%, 10/15/2025 (A)	50	46
5.375%, 08/15/2024	100	93
Cleco Corporate Holdings
4.973%, 05/01/2046	35	34
3.743%, 05/01/2026	50	48
CMS Energy
3.450%, 08/15/2027	50	48
Commonwealth Edison
4.000%, 03/01/2048	100	99
3.700%, 03/01/2045	50	46
2.950%, 08/15/2027	100	96
Connecticut Light & Power
4.300%, 04/15/2044	100	103
4.150%, 06/01/2045	100	101
Consolidated Edison
2.000%, 05/15/2021	100	98
Consolidated Edison of New York
6.300%, 08/15/2037	100	123
4.450%, 03/15/2044	100	102
4.300%, 12/01/2056	100	94
Consumers Energy
3.950%, 05/15/2043	50	50
2.850%, 05/15/2022	100	99
Delmarva Power & Light
4.150%, 05/15/2045	50	49
Dominion Energy
4.050%, 09/15/2042	100	92
2.850%, 08/15/2026	30	28
2.579%, 07/01/2020	50	50
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	25
3.600%, 12/15/2024	100	100
DTE Electric
3.750%, 08/15/2047	100	95
3.700%, 03/15/2045	50	47
3.700%, 06/01/2046	50	47
DTE Energy
3.300%, 06/15/2022	50	50
2.850%, 10/01/2026	50	46
Duke Energy
3.750%, 04/15/2024	100	102
3.150%, 08/15/2027	100	95
Duke Energy Carolinas
4.250%, 12/15/2041	100	101
3.950%, 03/15/2048	50	49
3.350%, 05/15/2022	100	102
3.050%, 03/15/2023	50	50
2.950%, 12/01/2026	100	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Florida
4.200%, 07/15/2048	$100	$101
3.800%, 07/15/2028	100	102
3.200%, 01/15/2027	50	49
Duke Energy Indiana
3.750%, 05/15/2046	50	46
Duke Energy Ohio
3.700%, 06/15/2046	14	13
Duke Energy Progress
4.150%, 12/01/2044	50	50
Edison International
4.125%, 03/15/2028	50	44
2.950%, 03/15/2023	50	47
2.400%, 09/15/2022	80	73
El Paso Electric
5.000%, 12/01/2044	50	52
Emera US Finance
4.750%, 06/15/2046	35	34
3.550%, 06/15/2026	85	81
Entergy
5.125%, 09/15/2020	50	51
4.000%, 07/15/2022	100	101
2.950%, 09/01/2026	100	93
Entergy Arkansas
3.700%, 06/01/2024	100	102
Entergy Mississippi
2.850%, 06/01/2028	25	23
Evergy
4.850%, 06/01/2021	55	56
Eversource Energy
3.150%, 01/15/2025	100	97
Exelon
5.625%, 06/15/2035	100	111
5.100%, 06/15/2045	100	106
3.950%, 06/15/2025	100	100
Exelon Generation
5.600%, 06/15/2042	100	98
FirstEnergy
7.375%, 11/15/2031	70	89
4.250%, 03/15/2023	40	41
Florida Power & Light
5.950%, 02/01/2038	100	124
4.125%, 06/01/2048	50	51
4.050%, 10/01/2044	100	100
Fortis
3.055%, 10/04/2026	100	93
Georgia Power
4.300%, 03/15/2042	25	23
Interstate Power & Light
3.700%, 09/15/2046	50	45
ITC Holdings
3.250%, 06/30/2026	30	29

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kansas City Power & Light
4.200%, 06/15/2047	$100	$97
Kentucky Utilities
5.125%, 11/01/2040	94	107
MidAmerican Energy
4.250%, 07/15/2049	50	52
3.950%, 08/01/2047	50	48
3.650%, 04/15/2029	50	51
3.650%, 08/01/2048	50	46
3.100%, 05/01/2027	50	49
National Fuel Gas
5.200%, 07/15/2025	100	102
3.950%, 09/15/2027	100	93
Nevada Power
3.700%, 05/01/2029	155	157
2.750%, 04/15/2020	50	50
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	108	98
4.250%, 09/15/2024 (A)	36	35
NiSource
5.950%, 06/15/2041	100	114
5.650%, 02/01/2045	50	55
3.950%, 03/30/2048	100	90
3.490%, 05/15/2027	50	48
Northern States Power
4.125%, 05/15/2044	100	100
2.200%, 08/15/2020	50	49
NRG Energy
6.625%, 01/15/2027	75	79
6.250%, 05/01/2024	250	259
5.750%, 01/15/2028	109	110
NSTAR Electric
3.200%, 05/15/2027	100	98
Ohio Edison
6.875%, 07/15/2036	100	125
Oklahoma Gas & Electric
3.850%, 08/15/2047	50	46
Oncor Electric Delivery
2.950%, 04/01/2025	50	49
ONE Gas
4.500%, 11/01/2048	45	47
PacifiCorp
3.600%, 04/01/2024	50	51
Piedmont Natural Gas
3.640%, 11/01/2046	25	22
Pinnacle West Capital
2.250%, 11/30/2020	45	44
Potomac Electric Power
6.500%, 11/15/2037	100	126
PPL Capital Funding
4.000%, 09/15/2047	100	88
3.400%, 06/01/2023	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PPL Electric Utilities
4.150%, 10/01/2045	$100	$99
Progress Energy
4.400%, 01/15/2021	100	102
PSEG Power
8.625%, 04/15/2031	100	131
Public Service Electric & Gas MTN
3.000%, 05/15/2027	100	96
Public Service Enterprise Group
2.000%, 11/15/2021	100	96
San Diego Gas & Electric
3.750%, 06/01/2047	50	45
Sempra Energy
3.800%, 02/01/2038	100	88
2.900%, 02/01/2023	15	15
2.850%, 11/15/2020	100	99
2.400%, 03/15/2020	50	49
South Carolina Electric & Gas
5.100%, 06/01/2065	100	106
4.250%, 08/15/2028	15	16
Southern
4.250%, 07/01/2036	30	29
3.250%, 07/01/2026	50	48
2.950%, 07/01/2023	100	98
2.350%, 07/01/2021	50	49
Southern California Edison
4.650%, 10/01/2043	100	95
3.700%, 08/01/2025	60	59
3.500%, 10/01/2023	50	49
Southern California Gas
4.300%, 01/15/2049	25	26
Southern Gas Capital
3.500%, 09/15/2021	100	100
Southern Power
4.150%, 12/01/2025	50	50
2.500%, 12/15/2021	50	49
2.375%, 06/01/2020	50	49
Southwestern Electric Power
3.900%, 04/01/2045	50	45
Suburban Propane Partners
5.500%, 06/01/2024	50	49
Talen Energy Supply
10.500%, 01/15/2026 (A)	100	93
6.500%, 06/01/2025	50	39
TECO Finance
5.150%, 03/15/2020	100	102
TerraForm Power Operating
5.000%, 01/31/2028 (A)	147	137
4.250%, 01/31/2023 (A)	70	68
Union Electric
3.650%, 04/15/2045	100	92

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric & Power
8.875%, 11/15/2038	$50	$77
4.600%, 12/01/2048	60	63
4.200%, 05/15/2045	25	24
3.800%, 09/15/2047	50	47
2.750%, 03/15/2023	50	49
Vistra Energy
7.375%, 11/01/2022	200	208
Vistra Operations
5.625%, 02/15/2027 (A)	115	116
5.500%, 09/01/2026 (A)	105	106
Washington Gas Light MTN
3.796%, 09/15/2046	35	33
WEC Energy Group
3.550%, 06/15/2025	100	100
2.450%, 06/15/2020	50	50
Xcel Energy
4.700%, 05/15/2020	25	26
4.000%, 06/15/2028	50	51
2.600%, 03/15/2022	50	49

		13,117

Total Corporate Obligations (Cost $238,456) ($ Thousands)		233,168

U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bonds
7.125%, 02/15/2023	2,000	2,357
6.250%, 08/15/2023	2,500	2,903
5.375%, 02/15/2031	500	637
5.000%, 05/15/2037	1,250	1,649
4.750%, 02/15/2037	750	960
4.750%, 02/15/2041	510	661
4.500%, 02/15/2036	650	805
4.500%, 05/15/2038	150	188
4.375%, 02/15/2038	1,000	1,231
4.375%, 05/15/2040	750	925
4.250%, 05/15/2039	250	303
3.875%, 08/15/2040	1,225	1,413
3.750%, 08/15/2041	1,000	1,132
3.625%, 08/15/2043	500	556
3.625%, 02/15/2044	180	200
3.500%, 02/15/2039	300	330
3.375%, 05/15/2044	1,055	1,127
3.375%, 11/15/2048	300	322
3.125%, 02/15/2042	1,000	1,028
3.125%, 08/15/2044	800	819
3.125%, 05/15/2048	500	511
3.000%, 11/15/2044	2,525	2,530
3.000%, 05/15/2045	700	701
3.000%, 11/15/2045	1,500	1,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 02/15/2047	$2,350	$2,350
3.000%, 05/15/2047	1,500	1,498
3.000%, 02/15/2048	1,000	997
3.000%, 08/15/2048	1,800	1,795
2.875%, 05/15/2043	2,625	2,574
2.875%, 08/15/2045	750	733
2.875%, 11/15/2046	2,250	2,196
2.750%, 08/15/2047	1,000	950
2.750%, 11/15/2047	1,200	1,139
2.500%, 02/15/2045	500	455
2.500%, 02/15/2046	700	634
2.500%, 05/15/2046	650	588
2.250%, 02/15/2027	2,500	2,440
2.250%, 08/15/2046	2,100	1,801
U.S. Treasury Notes
3.625%, 02/15/2020	2,250	2,274
3.625%, 02/15/2021	2,500	2,557
3.500%, 05/15/2020	2,000	2,024
3.125%, 05/15/2021	6,250	6,341
3.125%, 11/15/2028	1,000	1,042
2.875%, 10/15/2021	2,000	2,022
2.875%, 09/30/2023	2,000	2,038
2.875%, 11/30/2023	1,500	1,530
2.875%, 05/31/2025	2,000	2,042
2.875%, 05/15/2028	500	510
2.875%, 08/15/2028	2,500	2,550
2.750%, 08/31/2023	4,000	4,054
2.750%, 11/15/2023	1,000	1,014
2.750%, 02/15/2024	2,750	2,788
2.750%, 02/15/2028	2,500	2,526
2.625%, 08/15/2020	500	501
2.625%, 12/31/2023	2,000	2,017
2.625%, 12/31/2025	2,500	2,516
2.500%, 03/31/2023	2,500	2,506
2.500%, 05/15/2024	2,450	2,454
2.500%, 01/31/2025	1,500	1,501
2.375%, 01/31/2023	3,000	2,993
2.375%, 05/15/2027	800	788
2.250%, 02/29/2020	1,000	997
2.250%, 03/31/2020	3,000	2,990
2.250%, 07/31/2021	4,000	3,980
2.250%, 12/31/2023	1,000	991
2.250%, 01/31/2024	1,000	991
2.250%, 11/15/2024	1,000	987
2.250%, 12/31/2024	2,000	1,974
2.250%, 11/15/2025	3,500	3,439
2.250%, 08/15/2027	2,000	1,946
2.250%, 11/15/2027	1,500	1,457
2.125%, 08/31/2020	1,000	994
2.125%, 01/31/2021	1,500	1,490
2.125%, 09/30/2021	2,500	2,479
2.125%, 12/31/2021	1,000	991

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.125%, 11/30/2023	$700	$690
2.125%, 02/29/2024	1,500	1,476
2.125%, 03/31/2024	1,500	1,476
2.125%, 05/15/2025	2,500	2,444
2.000%, 10/31/2021	2,000	1,976
2.000%, 11/15/2021	5,000	4,941
2.000%, 02/15/2022	3,000	2,962
2.000%, 10/31/2022	2,000	1,969
2.000%, 11/30/2022	1,000	984
2.000%, 05/31/2024	1,000	977
2.000%, 02/15/2025	2,850	2,770
2.000%, 08/15/2025	1,200	1,162
1.875%, 01/31/2022	4,500	4,427
1.875%, 02/28/2022	2,000	1,967
1.875%, 03/31/2022	1,500	1,475
1.875%, 04/30/2022	3,000	2,947
1.875%, 08/31/2024	1,000	970
1.750%, 12/31/2020	3,000	2,960
1.750%, 11/30/2021	4,000	3,925
1.750%, 05/31/2022	1,500	1,467
1.750%, 01/31/2023	2,000	1,947
1.750%, 05/15/2023	1,750	1,700
1.625%, 08/31/2022	2,000	1,945
1.625%, 05/31/2023	500	483
1.625%, 02/15/2026	2,650	2,495
1.625%, 05/15/2026	2,000	1,878
1.500%, 04/15/2020	3,500	3,458
1.500%, 07/15/2020	2,000	1,971
1.500%, 02/28/2023	750	723
1.500%, 03/31/2023	2,000	1,926
1.500%, 08/15/2026	2,000	1,856
1.375%, 02/15/2020	750	741
1.375%, 05/31/2020	750	739
1.375%, 01/31/2021	1,000	979
1.375%, 04/30/2021	4,000	3,905
1.375%, 05/31/2021	3,000	2,927
1.375%, 08/31/2023	1,500	1,431
1.375%, 09/30/2023	1,000	953
1.250%, 02/29/2020	1,500	1,479
1.250%, 03/31/2021	5,000	4,875
1.250%, 10/31/2021	3,000	2,905
1.125%, 04/30/2020	1,000	983
1.125%, 02/28/2021	3,500	3,405
1.125%, 06/30/2021	5,000	4,848
1.125%, 07/31/2021	5,500	5,323
1.125%, 09/30/2021	1,500	1,450

Total U.S. Treasury Obligations (Cost $225,277) ($ Thousands)		222,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 22.2%

Agency Mortgage-Backed Obligations — 21.2%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	$1,101	$1,183
5.000%, 09/01/2023 to 11/01/2041	1,835	1,945
4.500%, 08/01/2040 to 02/01/2045	2,315	2,427
4.000%, 12/01/2040 to 05/01/2048	7,934	8,174
3.500%, 10/01/2020 to 12/01/2047	13,421	13,557
3.000%, 09/01/2029 to 01/01/2047	11,900	11,760
2.500%, 10/01/2029 to 06/01/2031	2,807	2,763
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	736	745
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (D)	500	507
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	392
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl AM
3.276%, 08/25/2027	200	200
FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/2028	550	580
FNMA
6.000%, 07/01/2036 to 10/01/2039	655	722
5.500%, 01/01/2035 to 09/01/2041	1,957	2,127
5.000%, 07/01/2040 to 05/01/2042	2,824	3,010
4.500%, 11/01/2040 to 07/01/2048	7,400	7,765
4.000%, 06/01/2019 to 02/01/2048	12,090	12,431
3.500%, 01/01/2027 to 12/01/2047	22,488	22,730
3.000%, 08/01/2029 to 01/01/2047	22,236	22,038
2.500%, 07/01/2028 to 03/01/2043	4,142	4,081
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	419	418
FNMA, Ser 2014-M11, Cl 2A
3.300%, 08/25/2026 (D)	466	473
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	342
FNMA, Ser 2016-M1, Cl A2
2.939%, 01/25/2026 (D)	275	273
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/2027 (D)	115	113
GNMA
6.500%, 11/15/2038	92	105
5.500%, 01/15/2033 to 10/20/2043	928	1,006
5.000%, 10/15/2033 to 11/20/2046	1,137	1,198
4.500%, 04/15/2040 to 04/20/2047	3,795	3,987
4.000%, 04/15/2040 to 05/20/2047	7,123	7,366
3.500%, 06/20/2042 to 07/20/2047	17,714	17,973

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 05/15/2042 to 05/20/2047	$12,958	$12,903

		165,294

Non-Agency Mortgage-Backed Obligations — 1.0%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	196
BENCHMARK, Ser 2018-B4, Cl A5
4.121%, 07/15/2051	100	105
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/2050	150	149
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	551
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	273
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	240	244
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	300	298
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	278
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	200	203
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	245	249
CSAIL Commercial Mortgage Trust, Ser 2017- CX10, Cl A5
3.458%, 11/15/2050 (D)	325	322
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (D)	350	356
GS Mortgage Securities Trust, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	274
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AS
4.258%, 04/10/2047	297	302
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	500	496
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (D)	295	306
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	514
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	500	505

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	$500	$479
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	200	211
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	306
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	500	509
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	300	300
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	261
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	303

		7,990

Total Mortgage-Backed Securities (Cost $177,442) ($ Thousands)		173,284

SOVEREIGN DEBT — 16.2%

Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	334
9.375%, 05/08/2048 (A)	200	211
Argentine Republic Government International Bond
8.280%, 12/31/2033	210	186
7.625%, 04/22/2046	500	405
7.500%, 04/22/2026	650	576
7.125%, 07/06/2036	250	197
7.125%, 06/28/2117	250	194
6.875%, 04/22/2021	500	477
6.875%, 01/26/2027	450	381
6.875%, 01/11/2048	200	153
6.625%, 07/06/2028	200	165
5.875%, 01/11/2028	650	517
5.625%, 01/26/2022	400	363
4.625%, 01/11/2023	200	172
2.500%, 3.750%, 3/31/2019, 12/31/2038 (C)	600	355
Armenia Government International Bond
7.150%, 03/26/2025	200	216
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	203

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.500%, 09/01/2032 (A)		$150	$129
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		300	299
7.000%, 01/26/2026 (A)		200	211
6.750%, 09/20/2029 (A)		200	202
6.125%, 07/05/2022 (A)		200	208
5.875%, 01/26/2021 (A)		200	204
5.500%, 03/31/2020 (A)		150	151
Belarus Government International Bond
6.875%, 02/28/2023 (A)		200	206
Belize Government International Bond
4.938%, 02/20/2034		100	56
Bolivian Government International Bond
4.500%, 03/20/2028 (A)		200	179
Brazilian Government International Bond
8.875%, 04/15/2024		100	124
8.250%, 01/20/2034		350	446
7.125%, 01/20/2037		200	235
6.000%, 04/07/2026		350	383
5.625%, 01/07/2041		250	252
5.625%, 02/21/2047		300	298
5.000%, 01/27/2045		350	323
4.875%, 01/22/2021		300	309
4.625%, 01/13/2028		200	199
4.250%, 01/07/2025		500	505
2.625%, 01/05/2023		300	288
Bundesobligation
-0.438%, 04/08/2022 (B)(E)	EUR	250	292
Bundesrepublik Deutschland Bundesanleihe
4.750%, 07/04/2034		273	518
2.500%, 07/04/2044		255	416
2.000%, 08/15/2023		490	624
1.250%, 08/15/2048		50	65
0.500%, 02/15/2025		480	576
0.500%, 02/15/2028		280	335
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	214
Canada Government International Bond
3.500%, 12/01/2045	CAD	175	170
2.625%, 01/25/2022		$110	110
2.250%, 06/01/2025	CAD	419	327
Chile Government International Bond
3.875%, 08/05/2020		$150	152
3.860%, 06/21/2047		300	291
3.240%, 02/06/2028		200	197
3.125%, 01/21/2026		200	197
China Government International Bond
3.500%, 10/19/2028		200	203
3.250%, 10/19/2023		200	203
2.625%, 11/02/2027		200	190
Colombia Government International Bond
7.375%, 09/18/2037		200	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.125%, 01/18/2041	$500	$571
5.625%, 02/26/2044	200	218
5.200%, 05/15/2049	200	207
5.000%, 06/15/2045	500	507
4.500%, 01/28/2026	200	206
4.500%, 03/15/2029	200	205
4.375%, 07/12/2021	300	307
4.000%, 02/26/2024	300	304
3.875%, 04/25/2027	500	494
2.625%, 03/15/2023	150	144
Costa Rica Government International Bond
7.000%, 04/04/2044 (A)	200	178
4.375%, 04/30/2025 (A)	200	177
Croatia Government International Bond
6.625%, 07/14/2020 (A)	100	105
6.375%, 03/24/2021	150	158
6.000%, 01/26/2024	200	220
5.500%, 04/04/2023	250	267
Dominican Republic International Bond
7.500%, 05/06/2021	100	104
7.450%, 04/30/2044	150	163
6.875%, 01/29/2026 (A)	200	216
6.850%, 01/27/2045	200	206
6.600%, 01/28/2024	100	106
6.500%, 02/15/2048 (A)	200	198
5.950%, 01/25/2027 (A)	200	206
5.500%, 01/27/2025	300	304
Ecuador Government International Bond
10.750%, 03/28/2022 (A)	200	211
10.500%, 03/24/2020	200	208
9.650%, 12/13/2026 (A)	200	196
9.625%, 06/02/2027 (A)	200	195
8.875%, 10/23/2027 (A)	200	187
8.750%, 06/02/2023 (A)	200	198
7.950%, 06/20/2024	200	189
7.875%, 01/23/2028 (A)	400	355
Egypt Government International Bond
8.500%, 01/31/2047 (A)	200	192
7.903%, 02/21/2048 (A)	200	184
7.500%, 01/31/2027 (A)	400	396
6.875%, 04/30/2040	100	86
6.588%, 02/21/2028 (A)	200	186
5.875%, 06/11/2025	200	188
5.750%, 04/29/2020	200	202
El Salvador Government International Bond
8.625%, 02/28/2029 (A)	100	108
7.650%, 06/15/2035	60	60
7.625%, 02/01/2041 (A)	150	148
6.375%, 01/18/2027	100	95
5.875%, 01/30/2025	50	48
Ethiopia Government International Bond
6.625%, 12/11/2024	200	201

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Export Development Canada
2.500%, 01/24/2023		$100	$100
2.000%, 05/17/2022		200	196
1.375%, 10/21/2021		100	97
Export-Import Bank of Korea
2.875%, 01/21/2025		100	97
2.625%, 05/26/2026		200	187
French Republic Government Bond OAT
4.750%, 04/25/2035	EUR	145	260
4.500%, 04/25/2041		130	243
4.250%, 10/25/2023		428	595
3.750%, 04/25/2021		700	879
3.250%, 05/25/2045		110	177
2.750%, 10/25/2027		220	304
2.500%, 05/25/2030		340	467
2.000%, 05/25/2048 (A)		245	313
1.250%, 05/25/2036 (A)		140	164
1.000%, 11/25/2025		665	808
0.750%, 11/25/2028		215	251
0.500%, 05/25/2025		275	324
Gabon Government International Bond
6.375%, 12/12/2024		$200	191
Ghana Government International Bond
10.750%, 10/14/2030		300	352
7.875%, 08/07/2023		200	208
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	209
4.875%, 02/13/2028		100	98
Honduras Government International Bond
7.500%, 03/15/2024		200	215
Hungary Government International Bond
7.625%, 03/29/2041		300	432
6.375%, 03/29/2021		350	371
5.750%, 11/22/2023		200	218
5.375%, 03/25/2024		450	486
Indonesia Government International Bond
8.500%, 10/12/2035		100	139
7.750%, 01/17/2038		100	134
6.750%, 01/15/2044 (A)		275	345
6.625%, 02/17/2037		225	268
5.950%, 01/08/2046 (A)		200	230
5.875%, 01/15/2024 (A)		200	218
5.375%, 10/17/2023 (A)		200	214
5.250%, 01/17/2042 (A)		50	52
5.250%, 01/08/2047 (A)		200	211
5.125%, 01/15/2045 (A)		200	207
4.875%, 05/05/2021 (A)		200	206
4.750%, 01/08/2026 (A)		200	207
4.750%, 02/11/2029		350	367
4.625%, 04/15/2043 (A)		400	393
4.350%, 01/08/2027 (A)		200	202
4.350%, 01/11/2048		200	191

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.125%, 01/15/2025 (A)		$200	$201
4.100%, 04/24/2028		100	99
3.850%, 07/18/2027 (A)		200	195
3.750%, 04/25/2022 (A)		200	201
3.700%, 01/08/2022 (A)		200	201
3.500%, 01/11/2028		200	190
3.375%, 04/15/2023 (A)		200	197
2.950%, 01/11/2023		200	195
Iraq Government AID Bond
2.149%, 01/18/2022		320	316
Iraq Government International Bond
6.752%, 03/09/2023 (A)		100	100
5.800%, 01/15/2028 (A)		250	236
Israel Government International Bond
4.500%, 01/30/2043		200	208
4.125%, 01/17/2048		200	198
3.250%, 01/17/2028		100	100
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034 (A)	EUR	330	469
5.000%, 08/01/2039 (A)		200	287
4.750%, 09/01/2028 (A)		299	409
4.000%, 09/01/2020		310	376
3.750%, 05/01/2021 (A)		307	377
3.250%, 09/01/2046 (A)		140	158
2.800%, 12/01/2028		180	211
2.500%, 12/01/2024		325	387
2.500%, 11/15/2025		180	212
2.300%, 10/15/2021		485	578
2.000%, 02/01/2028		220	245
1.450%, 05/15/2025		275	306
0.650%, 11/01/2020		325	375
0.650%, 10/15/2023		342	379
0.050%, 04/15/2021		345	392
Italy Government International Bond
6.875%, 09/27/2023		$100	110
5.375%, 06/15/2033		150	157
Ivory Coast Government International Bond
6.125%, 06/15/2033		200	178
5.750%, 12/31/2032		110	102
5.375%, 07/23/2024		200	191
Jamaica Government International Bond
8.000%, 03/15/2039		100	118
7.875%, 07/28/2045		100	119
6.750%, 04/28/2028		300	330
Japan Bank for International Cooperation
3.375%, 10/31/2023		200	205
2.875%, 06/01/2027		100	98
2.500%, 06/01/2022		200	198
2.375%, 07/21/2022		100	98
2.125%, 07/21/2020		100	99
1.875%, 07/21/2026		200	185

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		$100	$102
Japan Government Five Year Bond
0.100%, 06/20/2019	JPY	63,500	584
0.100%, 06/20/2020		115,500	1,065
0.100%, 09/20/2020		209,300	1,932
0.100%, 09/20/2021		97,700	904
0.100%, 12/20/2021		49,000	454
0.100%, 09/20/2022		119,000	1,104
0.100%, 03/20/2023		253,100	2,351
0.100%, 06/20/2023		74,000	688
Japan Government Forty Year Bond
0.900%, 03/20/2057		44,400	430
Japan Government Ten Year Bond
0.700%, 12/20/2022		70,250	667
0.400%, 09/20/2025		60,000	572
0.100%, 03/20/2026		81,850	766
0.100%, 03/20/2027		120,000	1,122
0.100%, 09/20/2027		73,600	687
0.100%, 03/20/2028		162,600	1,515
0.100%, 06/20/2028		46,950	437
0.100%, 09/20/2028		88,200	819
Japan Government Thirty Year Bond
2.500%, 03/20/2036		127,700	1,594
1.700%, 09/20/2044		66,650	775
0.900%, 09/20/2048		33,000	324
0.800%, 06/20/2047		14,000	134
0.800%, 09/20/2047		38,000	365
0.800%, 03/20/2048		11,000	105
0.600%, 12/20/2046		18,000	165
0.300%, 06/20/2046		20,350	172
Japan Government Twenty Year Bond
1.600%, 03/20/2033		130,250	1,429
0.700%, 09/20/2038		54,500	525
0.600%, 12/20/2036		63,000	601
0.600%, 09/20/2037		56,000	533
0.500%, 09/20/2036		22,000	207
0.500%, 03/20/2038		8,400	78
0.500%, 06/20/2038		23,500	219
Jordan Government International Bond
7.375%, 10/10/2047 (A)		$100	95
5.750%, 01/31/2027 (A)		200	193
Kazakhstan Government International Bond
5.125%, 07/21/2025 (A)		500	538
4.875%, 10/14/2044 (A)		200	208
Kenya Government International Bond
8.250%, 02/28/2048 (A)		100	96
7.250%, 02/28/2028 (A)		200	195
6.875%, 06/24/2024		200	200
Korea Government International Bond
3.875%, 09/11/2023		200	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Kuwait Government International Bond
3.500%, 03/20/2027 (A)	$450	$451
2.750%, 03/20/2022 (A)	300	296
Lebanon Government International Bond
8.250%, 04/12/2021	250	238
7.250%, 03/23/2037	100	80
7.000%, 03/23/2032	100	79
6.850%, 03/23/2027	400	331
6.650%, 11/03/2028	50	41
6.650%, 02/26/2030	250	200
6.600%, 11/27/2026	450	374
6.375%, 03/09/2020	50	48
6.100%, 10/04/2022	400	348
6.000%, 01/27/2023	50	43
5.800%, 04/14/2020	200	187
Mexico Government International Bond
6.750%, 09/27/2034	525	614
6.050%, 01/11/2040	550	602
5.750%, 10/12/2110	500	490
5.550%, 01/21/2045	50	53
4.750%, 03/08/2044	550	518
4.600%, 01/23/2046	300	276
4.600%, 02/10/2048	300	277
4.350%, 01/15/2047	550	490
4.150%, 03/28/2027	650	637
4.125%, 01/21/2026	350	348
4.000%, 10/02/2023	300	304
3.750%, 01/11/2028	600	572
3.625%, 03/15/2022	400	400
3.600%, 01/30/2025	400	387
Mongolia Government International Bond MTN
8.750%, 03/09/2024 (A)	200	219
5.125%, 12/05/2022	100	97
Morocco Government International Bond
5.500%, 12/11/2042 (A)	100	104
4.250%, 12/11/2022 (A)	100	101
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	202
Nigeria Government International Bond
7.875%, 02/16/2032 (A)	200	199
7.696%, 02/23/2038 (A)	100	96
7.625%, 11/21/2025 (A)	200	207
7.625%, 11/28/2047 (A)	100	94
7.143%, 02/23/2030 (A)	300	288
6.500%, 11/28/2027 (A)	200	191
Oman Government International Bond
6.750%, 01/17/2048 (A)	350	298
6.500%, 03/08/2047 (A)	250	209
5.625%, 01/17/2028 (A)	300	273
5.375%, 03/08/2027 (A)	200	181
4.750%, 06/15/2026 (A)	200	178

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.875%, 03/08/2022 (A)	$200	$191
3.625%, 06/15/2021 (A)	200	193
Pakistan Government International Bond
8.250%, 09/30/2025	200	213
6.875%, 12/05/2027 (A)	100	97
Panama Government International Bond
6.700%, 01/26/2036	200	253
4.500%, 05/15/2047	300	305
4.500%, 04/16/2050	100	100
4.300%, 04/29/2053	200	196
4.000%, 09/22/2024	200	206
3.875%, 03/17/2028	500	509
3.750%, 03/16/2025	200	203
Paraguay Government International Bond
6.100%, 08/11/2044	200	218
5.000%, 04/15/2026 (A)	200	206
Peruvian Government International Bond
8.750%, 11/21/2033	150	226
7.350%, 07/21/2025	150	185
6.550%, 03/14/2037	250	326
5.625%, 11/18/2050	300	365
4.125%, 08/25/2027	400	424
Philippine Government International Bond
9.500%, 02/02/2030	100	151
7.750%, 01/14/2031	200	276
6.375%, 01/15/2032	100	125
6.375%, 10/23/2034	250	322
5.500%, 03/30/2026	450	507
5.000%, 01/13/2037	200	229
4.200%, 01/21/2024	400	417
4.000%, 01/15/2021	100	101
3.950%, 01/20/2040	400	406
3.750%, 01/14/2029	200	202
3.700%, 03/01/2041	200	195
3.700%, 02/02/2042	300	292
3.000%, 02/01/2028	550	528
Poland Government International Bond
5.125%, 04/21/2021	450	471
5.000%, 03/23/2022	375	397
4.000%, 01/22/2024	300	310
3.250%, 04/06/2026	200	199
3.000%, 03/17/2023	200	199
Province of Alberta Canada
3.350%, 11/01/2023	100	102
3.300%, 03/15/2028	100	101
Province of British Columbia Canada
2.250%, 06/02/2026	100	96
2.000%, 10/23/2022	125	122
Province of Manitoba Canada
2.125%, 06/22/2026	100	94
Province of New Brunswick Canada
3.625%, 02/24/2028	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Ontario Canada
4.400%, 04/14/2020	$100	$102
2.550%, 02/12/2021	200	199
2.500%, 09/10/2021	200	199
2.250%, 05/18/2022	100	98
2.200%, 10/03/2022	100	98
Province of Quebec Canada
3.500%, 07/29/2020	100	101
2.375%, 01/31/2022	100	99
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	307
5.750%, 01/20/2042 (A)	200	235
5.103%, 04/23/2048 (A)	700	751
4.625%, 06/02/2046 (A)	200	206
4.500%, 04/23/2028 (A)	300	317
3.875%, 04/23/2023 (A)	300	305
3.250%, 06/02/2026 (A)	300	294
2.375%, 06/02/2021 (A)	600	588
Romanian Government International Bond
6.750%, 02/07/2022 (A)	200	216
6.125%, 01/22/2044 (A)	100	111
5.125%, 06/15/2048 (A)	150	148
4.875%, 01/22/2024 (A)	150	156
4.375%, 08/22/2023 (A)	150	152
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	375	602
7.500%, 03/31/2030	768	850
5.875%, 09/16/2043 (A)	850	940
5.625%, 04/04/2042 (A)	350	374
5.000%, 04/29/2020	100	102
4.875%, 09/16/2023 (A)	500	519
4.500%, 04/04/2022 (A)	400	410
Saudi Government International Bond
5.250%, 01/16/2050 (A)	350	359
5.000%, 04/17/2049 (A)	400	396
4.625%, 10/04/2047 (A)	500	471
4.500%, 04/17/2030 (A)	400	408
4.500%, 10/26/2046 (A)	650	606
4.375%, 04/16/2029 (A)	450	458
4.000%, 04/17/2025 (A)	400	404
3.625%, 03/04/2028 (A)	430	415
3.250%, 10/26/2026 (A)	600	573
2.875%, 03/04/2023 (A)	350	341
2.375%, 10/26/2021 (A)	700	680
Senegal Government International Bond
6.250%, 07/30/2024	200	203
Serbia Government International Bond
7.250%, 09/28/2021	200	217
4.875%, 02/25/2020	200	203
South Africa Government International Bond
6.250%, 03/08/2041	100	103
5.875%, 05/30/2022	100	105

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.875%, 09/16/2025	$300	$315
5.500%, 03/09/2020	100	102
5.375%, 07/24/2044	400	372
5.000%, 10/12/2046	200	179
4.875%, 04/14/2026	200	198
4.850%, 09/27/2027	200	195
4.300%, 10/12/2028	200	186
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	200	197
6.825%, 07/18/2026 (A)	200	195
6.750%, 04/18/2028 (A)	200	192
6.250%, 10/04/2020 (A)	100	100
6.200%, 05/11/2027 (A)	100	93
5.750%, 01/18/2022 (A)	200	197
5.750%, 04/18/2023 (A)	200	194
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)	200	186
Turkey Government International Bond
8.000%, 02/14/2034	100	108
7.625%, 04/26/2029	200	210
7.375%, 02/05/2025	200	209
7.250%, 12/23/2023	200	210
7.250%, 03/05/2038	200	203
7.000%, 06/05/2020	200	205
6.875%, 03/17/2036	250	246
6.750%, 05/30/2040	200	193
6.625%, 02/17/2045	300	284
6.250%, 09/26/2022	200	203
6.125%, 10/24/2028	200	192
6.000%, 03/25/2027	600	578
6.000%, 01/14/2041	300	266
5.750%, 03/22/2024	200	197
5.750%, 05/11/2047	450	384
5.625%, 03/30/2021	300	303
5.125%, 03/25/2022	200	197
5.125%, 02/17/2028	150	136
4.875%, 10/09/2026	550	498
4.875%, 04/16/2043	275	215
4.250%, 04/14/2026	200	176
3.250%, 03/23/2023	200	182
Ukraine Government AID Bond
1.847%, 05/29/2020	263	261
Ukraine Government International Bond
7.750%, 09/01/2020 (A)	200	198
7.750%, 09/01/2021 (A)	250	245
7.750%, 09/01/2023 (A)	200	191
7.750%, 09/01/2025 (A)	200	184
7.750%, 09/01/2026 (A)	200	182
7.750%, 09/01/2027 (A)	200	180
7.375%, 09/25/2032 (A)	300	255

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
United Kingdom Gilt
4.750%, 12/07/2038	GBP	260	$522
4.500%, 09/07/2034		128	238
4.250%, 06/07/2032		318	561
3.750%, 09/07/2021		357	506
3.750%, 07/22/2052		325	655
3.500%, 07/22/2068		55	118
2.250%, 09/07/2023		370	517
2.000%, 09/07/2025		165	231
1.750%, 09/07/2037		160	214
1.750%, 07/22/2057		60	81
1.625%, 10/22/2028		250	341
1.500%, 01/22/2021		270	360
1.500%, 07/22/2026		208	283
1.500%, 07/22/2047		410	512
Uruguay Government International Bond
7.625%, 03/21/2036		$150	202
5.100%, 06/18/2050		455	468
4.975%, 04/20/2055		290	291
4.500%, 08/14/2024		250	259
4.375%, 10/27/2027		500	515
4.125%, 11/20/2045		200	187
Zambia Government International Bond
8.500%, 04/14/2024		200	165
5.375%, 09/20/2022		200	156

Total Sovereign Debt (Cost $125,255) ($ Thousands)			125,945

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FFCB
1.620%, 04/20/2021		250	245
FHLB
5.500%, 07/15/2036		225	290
3.250%, 11/16/2028		315	322
2.375%, 03/30/2020		500	499
1.875%, 11/29/2021		500	492
1.125%, 07/14/2021		750	727
FHLMC
6.750%, 03/15/2031		500	681
6.250%, 07/15/2032		300	402
2.375%, 01/13/2022		375	374
1.375%, 05/01/2020		200	197
FNMA
6.625%, 11/15/2030		475	638
2.625%, 09/06/2024		300	301
2.125%, 04/24/2026		205	196
1.875%, 12/28/2020		100	99
1.875%, 09/24/2026		300	281
1.500%, 06/22/2020		300	296

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
5.250%, 09/15/2039	$275	$341
4.250%, 09/15/2065	200	227
3.500%, 12/15/2042	125	123
2.875%, 02/01/2027	150	149

Total U.S. Government Agency Obligations (Cost $6,963) ($ Thousands)		6,880

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100	137
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	100	96
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	262
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	24
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	100	129
California State, GO
3.500%, 04/01/2028	25	25
3.375%, 04/01/2025	200	203
California State, GO Callable 04/01/2028 @ 100
4.600%, 04/01/2038	30	31
4.500%, 04/01/2033	50	53
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	100	121
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	272
University of California, Ser AQ, RB
4.767%, 05/15/2115	150	151

		1,504

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	100	116

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	99	113
6.637%, 04/01/2057	100	106

		219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois — 0.0%
Chicago O’Hare International Airport, Ser C, GO
4.472%, 01/01/2049	$50	$51
Illinois State, GO
5.100%, 06/01/2033	200	192
4.950%, 06/01/2023	100	101

		344

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	350	491

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100	106
4.031%, 09/01/2048	50	50
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	67
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	126
New York State Urban Development, RB Callable 09/15/2028 @ 100
3.900%, 03/15/2033	50	50
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	115
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	150	196

		710

Ohio — 0.0%
American Municipal Power, Hydroelectic Project, Ser B, RB
8.084%, 02/15/2050	100	158

South Carolina — 0.0%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	50	48

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	103

Texas — 0.1%
Houston, Ser A, GO
6.290%, 03/01/2032	85	100

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	$20	$18
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	100	124
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	230
University of Texas, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	46

		518

Total Municipal Bonds (Cost $4,152) ($ Thousands)		4,211

ASSET-BACKED SECURITIES — 0.4%
Ally Auto Receivables Trust, Ser 2018-2, Cl A3
2.920%, 11/15/2022	145	145
Ally Master Owner Trust, Ser 2018-1, Cl A2
2.700%, 01/17/2023	100	99
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	100	101
American Express Credit Account Master Trust, Ser 2018-8, Cl A
3.180%, 04/15/2024	103	104
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C
3.500%, 01/18/2024	125	126
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	250	248
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	300	296
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	250	246
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	468
Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/2026	100	101
Ford Credit Auto Lease Trust, Ser 2018-B, Cl A3
3.190%, 12/15/2021	40	40
Ford Credit Auto Owner Trust, Ser 2018-B, Cl A3
3.240%, 04/15/2023	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2017-2, Cl A1
2.160%, 09/15/2022	$250	$247
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl A3
3.180%, 06/21/2021	200	200
Honda Auto Receivables Owner Trust, Ser 2018-4, Cl A3
3.160%, 01/17/2023	100	101
Hyundai Auto Receivables Trust, Ser 2018-A, Cl A3
2.790%, 07/15/2022	100	100
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	200	197
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	100	101
Toyota Auto Receivables Owner Trust, Ser 2018-B, Cl A3
2.960%, 09/15/2022	400	401

Total Asset-Backed Securities (Cost $3,434) ($ Thousands)		3,422

Total Investments in Securities — 98.7% (Cost $780,979) ($ Thousands)		$769,434

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2019

Tactical Offensive Fixed Income Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	02/04/19	CAD	650	USD	477	$(18)

Brown Brothers Harriman	02/04/19	GBP	3,898	USD	4,956	(173)

Brown Brothers Harriman	02/04/19	EUR	11,131	USD	12,777	1

Brown Brothers Harriman	02/04/19	JPY	128,685	USD	1,189	7

Brown Brothers Harriman	02/04/19	JPY	2,402,700	USD	21,812	(273)
						$(456)

Percentages are based on Net Assets of $779,661 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2019, the value of these securities amounted to $77,935 ($ Thousands), representing 10.0% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

LP —Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

OAT — French Treasury Obligations (Obligations assimilables du Tresor)

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

S&P— Standard & Poor’s

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

As of January 31, 2019, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1, Level 2, and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2019

	Tactical Offensive Equity Fund ‡		Tactical Offensive Fixed Income Fund
Assets:
Investments, at value†	$203		$769,434
Cash	—		7,029
Foreign currency, at value ††	178		19
Dividends and interest receivable	80		6,222
Receivable for investment securities sold	2		1,041
Receivable from investment adviser	1		—
Receivable for fund shares sold	—		304
Unrealized gain on forward foreign currency contracts	—		8
Prepaid expenses	45		15
Total Assets	509		784,072
Liabilities:
Payable to custodian	194		—
Trustees fees payable	10		12
Administration fees payable	4		—
Chief Compliance Officer fees payable	2		3
Investment advisory fees payable	—		31
Payable for investment securities purchased	—		3,265
Shareholder servicing fees payable	—		163
Unrealized loss on forward foreign currency contracts	—		464
Payable for fund shares redeemed	—		337
Accrued expense payable	96		136
Total Liabilities	306		4,411
Net Assets	$203		$779,661
† Cost of investments	$100		$780,979
†† Cost of foreign currency	176		18
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$254		$825,345
Total Distributable Loss	(51)		(45,684)
Net Assets	$203		$779,661
Net Asset Value, Offering and Redemption Price Per Share	$14.	45	$9.94
	($202,959 ÷		($779,661,061 ÷
	14,047 shares)		78,402,456 shares)

‡ As of January 31, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	51

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended January 31, 2019

	Tactical Offensive Equity Fund ‡	Tactical Offensive Fixed Income Fund
Investment income:
Dividends	$20,519	$—
Dividends from affiliated investments (1)	97	—
Interest income	—	13,211
Less: foreign taxes withheld	(1,096)	—
Total investment income	19,520	13,211
Expenses:
Shareholder servicing fees	2,482	1,004
Investment advisory fees	1,986	603
Administration fees	1,975	803
Trustee fees	19	11
Chief Compliance Officer fees	4	3
Custodian/wire agent fees	114	40
Professional fees	69	27
Registration fees	28	14
Printing fees	27	19
Other expenses	82	167
Total expenses	6,786	2,691
Less:
Waiver of investment advisory fees	(1,616)	(415)
Waiver of administration fees	(185)	(738)
Net expenses	4,985	1,538
Net investment income	14,535	11,673
Net realized gain/(loss) on:
Investments	277,832	(1,674)
Affiliated investments (1)	(11)	—
Futures contracts	(3,863)	—
Foreign currency transactions	(135)	761
Net change in unrealized appreciation/(depreciation) on:
Investments	(577,176)	8,227
Affiliated investments (1)	(90)	—
Futures contracts	(287)	—
Accrued foreign capital gains tax on appreciated securities	35	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	20	(690)
Net increase/(decrease) in net assets resulting from operations	$(289,140)	$18,297

‡ For the period December 19, 2018 through January 31, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(1) See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2019 (Unaudited) and the year ended July 31, 2018

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	2019 ‡	2018	2019	2018
Operations:
Net investment income	$14,535	$40,622	$11,673	$35,305
Net realized gain/(loss) from investments, affiliated investments and futures contracts	273,958	24,316	(1,674)	(19,085)
Net realized gain/(loss) on foreign currency transactions	(135)	6	761	1,199
Net change in unrealized appreciation/(depreciation) on investments, affiliated investments and futures contracts	(577,553)	226,946	8,227	(33,663)
Net change on accrued foreign capital gains tax on appreciated securities	35	(35)	—	—
Net change in unrealized appreciation/(depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	20	(85)	(690)	1,417
Net increase/(decrease) in net assets resulting from operations	(289,140)	291,770	18,297	(14,827)
Distributions:(1)	(325,113)	(56,127)	(21,765)	(37,118)
Total distributions	(325,113)	(56,127)	(21,765)	(37,118)
Capital share transactions:(2)
Proceeds from shares issued	195,562	412,886	61,294	297,964
Reinvestment of dividends & distributions	25,028	55,928	21,699	37,007
Cost of shares redeemed	(2,218,593)	(360,320)	(109,000)	(797,744)
Increase/(decrease) in net assets derived from capital share transactions	(1,998,003)	108,494	(26,007)	(462,773)
Net increase/(decrease) in net assets	(2,612,256)	344,137	(29,475)	(514,718)
Net assets:
Beginning of period	2,612,459	2,268,322	809,136	1,323,854
End of period (3)	$203	$2,612,459	$779,661	$809,136

‡ For the period December 19, 2018 through January 31, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(1) Current period presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.

(2) See Note 6 in the Notes to Financial Statements for additional information.

(3) Includes undistributed net investment income of $24,447 and $9,449, as of the year ended July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018 (see Note 11).

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	53

FINANCIAL HIGHLIGHTS

For the six month period ended January 31, 2019 (Unaudited) and the years ended July 31,

For a share outstanding throughout the years or period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains/(losses) on securities(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding fees paid indirectly and including waivers)	Ratio of expenses to average net assets (excluding fees paid indirectly and waivers)	Ratio of net investment income to average net assets	Portfolio turnover‡
Tactical Offensive Equity Fund
2019 @ #	$17.35	$0.12	$(0.94)	$(0.82)	$(0.25)	$(1.83)	$(2.08)	$14.45	(3.80)%	$203	0.50%	0.50%	0.68%	1.46%	7%
2018	15.74	0.27	1.72	1.99	(0.26)	(0.12)	(0.38)	17.35	12.77	2,612,459	0.50	0.50	0.68	1.64	7
2017	13.59	0.24	2.04	2.28	(0.13)	–	(0.13)	15.74	16.87	2,268,322	0.50	0.50	0.69	1.68	8
2016	13.93	0.20	(0.28)	(0.08)	(0.15)	(0.11)	(0.26)	13.59	(0.42)	1,848,988	0.50	0.50	0.71	1.53	319
2015	14.43	0.20	0.63	0.83	(0.13)	(1.20)	(1.33)	13.93	6.18	1,682,732	0.59	0.59	0.78	1.44	64
2014	13.15	0.10	1.48	1.58	(0.09)	(0.21)	(0.30)	14.43	12.08	1,388,377	1.10	1.10	1.19	0.72	62
Tactical Offensive Fixed Income Fund
2019 @	$9.99	$0.15	$0.08	$0.23	$(0.28)	$–	$(0.28)	$9.94	2.39%	$779,661	0.38%	0.38%	0.67%	2.91%	14%
2018	10.35	0.27	(0.34)	(0.07)	(0.29)	–	(0.29)	9.99	(0.71)	809,136	0.38	0.38	0.65	2.63	47
2017	10.59	0.26	(0.21)	0.05	(0.29)	–	(0.29)	10.35	0.51	1,323,854	0.38	0.38	0.66	2.52	48
2016	10.19	0.25	0.36	0.61	(0.21)	–	(0.21)	10.59	6.05	1,143,375	0.38	0.38	0.66	2.45	101
2015	10.25	0.22	(0.08)	0.14	(0.20)	–	(0.20)	10.19	1.40	977,138	0.43	0.43	0.68	2.11	257
2014	10.03	0.13	0.28	0.41	(0.19)	–	(0.19)	10.25	4.16	429,945	0.80	0.80	0.85	1.31	389

@ For the six month period ended January 31, 2019. All ratios for the period have been annualized.

# For the period December 19, 2018 through January 31, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

† Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Effective October 1, 2014, the Funds’ investment strategy was changed from “active” to “passive”. The Funds’ past performance is not necessarily indicative of how the Funds will perform in the future.

‡ Portfolio turnover rates are for the period indicated and have not been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) on securities calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2019

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with two registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s redemption request will cause a Fund to liquidate a substantial portion or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds (“ETF“s) that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

As of January 31, 2019, the Tactical Offensive Equity Fund was not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions,

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be

56	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2019.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2019.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time

58	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2019, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2019, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2019, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade,

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. There were no outstanding swap agreements as of January 31, 2019.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being

60	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2019, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDO’s or CLO’s as of January 31, 2019.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. The Funds did not hold any illiquid securities as of January 31, 2019.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2019.

4. DERIVATIVE TRANSACTIONS

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

62	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments as of January 31, 2019 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
	Futures	Total	Futures	Total
Tactical Offensive Equity Fund	$—	$—	$—	$—
Total Exchange-Traded or Centrally Cleared	$—	$—	$—	$—

Cash with an aggregate market value of $0 ($ Thousands) has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of January 31, 2019.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2019 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tactical Offensive Fixed Income Fund	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Brown Brothers Harriman	$8	$8	$464	$464	$(456)	$—	$(456)
Total Over the Counter	$8	$8	$464	$464

(1) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure to OTC financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of January 31, 2019.

The following table discloses the volume of the Fund’s futures contracts and forward foreign currency contracts activity during the period ended January 31, 2019 ($ Thousands):

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$34,012	$–
Ending Notional Balance Long	–	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	647,258
Average Notional Balance Short	–	646,990
Ending Notional Balance Long	–	41,211
Ending Notional Balance Short	–	41,666

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2019, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Fixed Income Fund	0.15	0.25	0.70	0.38

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $ 500 Million	Over $3 Billion
Tactical Offensive Equity Fund	0.200%	0.1650%	0.120%

	First $1.5 Billion	Next $ 500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Tactical Offensive Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

64	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

As of January 31, 2019, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds:

Investment Sub-Adviser

Tactical Offensive Equity Fund

SSgA Funds Management, Inc.

Tactical Offensive Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended January 31, 2019.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended January 31, 2019, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the adviser or sub-adviser is passively seeking to replicate in accordance with the Fund’s investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the period ended January 31, 2019, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	8/1/2018 to 1/31/2019 (Unaudited)	2018	8/1/2018 to 1/31/2019 (Unaudited)	2018
Shares Issued	11,658	24,730	6,177	29,099
Shares Issued in Lieu of Dividends and Distributions	1,609	3,343	2,218	3,632
Shares Redeemed	(163,841)	(21,554)	(10,970)	(79,712)
Increase/(Decrease) in capital share transactions	(150,574)	6,519	(2,575)	(46,981)

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the period ended January 31, 2019, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$123,823	$123,823
Sales	—	2,385,063	2,385,063
Tactical Offensive Fixed Income Fund
Purchases	76,636	31,453	108,089
Sales	84,771	52,642	137,413

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
	2018	$43,107	$13,020	$—	$56,127
	2017	17,550	—	—	17,550
Tactical Offensive Fixed Income Fund
	2018	37,118	—	—	37,118
	2017	33,358	—	—	33,358

As of July 31, 2018, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Tactical Offensive Equity Fund	$30,674	$20,482	$—	$563,046	$—	$614,202
Tactical Offensive Fixed Income Fund	10,767	—	(30,815)	(20,494)	(1,674)	(42,216)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tactical Offensive Fixed Income Fund	$10,691	$20,124	$30,815

For Federal income tax purposes, the cost of securities owned at January 31, 2019, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, partnership basis adjustments, mark-to-market of futures and forwards contracts, corporate actions, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at January 31, 2019, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$100	$103	$—	$ 103
Tactical Offensive Fixed Income Fund	780,979	7,247	(18,792)	(11,545)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of January 31, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years

66	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in a Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Funds’ shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Funds and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Funds may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Funds will not be invested pursuant to its investment strategy during such time. When the Funds are required to rapidly liquidate a substantial portion of their portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Funds may be forced to sell securities at below current market values or the Funds’ selling activity may drive down the market value of securities being sold. The Funds may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Funds receive a large purchase order as a result of the Adviser Managed Strategy, the Funds may be required to rapidly purchase portfolio securities. This may cause the Funds to incur higher than normal transaction costs or may require the Funds to purchase portfolio securities at above current market values. Further, the Funds’ purchasing activity may drive up the market value of securities being purchased or the Funds may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Funds are not an active component of the Adviser Managed Strategy, the Funds may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of the Funds’ assets among Indexes will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — The Tactical Offensive Fixed Income Fund may invest in fixed income securities rated below investment grade (also known as high yield securities or junk bonds) that involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk — The Tactical Offensive Fixed Income Fund may invest in corporate fixed income securities which respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Funds’ investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Derivatives Risk — The Funds’ use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Equity Market Risk — As a result of the Tactical Offensive Equity Fund’s investments in equity securities, the Fund will be subject to the risk that stock prices will fall over short or extended periods of time.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Tactical Offensive Fixed Income Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The Tactical Offensive Fixed Income Fund may be subject to the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The Tactical Offensive Fixed Income Fund may be subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the Tactical Offensive Equity Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole and the risk that the Tactical Offensive Fixed Income Fund’s investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forego

68	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

an investment opportunity, any of which could have a negative effect on Funds’ management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Tactical Offensive Fixed Income Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as re-financings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Tactical Offensive Fixed Income Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Portfolio Turnover Risk — Due to their investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Tactical Offensive Fixed Income

Fund to invest the proceeds at generally lower interest rates.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Tactical Offensive Equity Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Tactical Offensive Equity Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tracking Error Risk — The risk that the Funds’ performance may vary substantially from the performance of the indexes they track as a result of cash flows, fund expenses, imperfect correlation between the Funds’ investments and the indexes’ components and other factors.

U.S. Government Securities Risk — The Tactical Offensive Fixed Income Fund may invest in U.S. Government securities, which are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2019, SPTC held of record the following percentage of outstanding shares of each Fund:

Tactical Offensive Equity Fund	0.00%
Tactical Offensive Fixed Income Fund	93.36%

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2019

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

11. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund	$ 43,107	$ 13,020	$ 56,127

12. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2019. However, the following are details relating to subsequent events that have occurred since January 31, 2019.

On March 22, 2019, the Tactical Offensive Equity Fund became an active component of the Adviser Managed Strategy.

70	Adviser Managed Trust / Semi-Annual Report / January 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2019

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2018 through January 31, 2019).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Equity Fund
Actual Fund Return
Class A	$1,000.00	$962.00	0.50%	$2.47
Hypothetical 5% Return
Class A	$1,000.00	$1,022.68	0.50%	$2.55

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,023.90	0.38%	$1.94
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.38%	$1.94

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Adviser Managed Trust / Semi-Annual Report / January 31, 2019	71

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ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

AMT (1/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 3, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: April 3, 2019